UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21587

Old Mutual Funds I
(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008

Item 1.                      Schedule of Investments.

Old Mutual Asset Allocation Conservative Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 99.7%
Government/Corporate - 70.6%
Old Mutual Barrow Hanley Core Bond Fund	1,653,955	$15,696
Old Mutual Dwight High Yield Fund	407,841	3,145
Old Mutual Dwight Intermediate Fixed Income Fund	762,246	7,341
Old Mutual International Bond Fund	445,045	4,228
Total Government/Corporate		30,410
Growth - 2.4%
Old Mutual Advantage Growth Fund*	168,685	1,037
Total Growth		1,037
Growth-Mid Cap - 1.4%
Old Mutual Provident Mid-Cap Growth Fund*	95,747	607
Total Growth-Mid Cap		607
International Equity - 5.9%
Old Mutual International Equity Fund	363,735	2,554
Total International Equity		2,554
Market Neutral-Equity - 1.9%
Old Mutual Analytic U.S. Long/Short Fund	87,656	816
Total Market Neutral-Equity		816
Value - 9.0%
Old Mutual Barrow Hanley Value Fund	614,892	3,062
Old Mutual Focused Fund	47,913	791
Total Value		3,853
Value-Mid Cap - 8.5%
Old Mutual Mid-Cap Fund	37,133	285
Old Mutual TS&W Mid-Cap Value Fund	521,169	3,356
Total Value-Mid Cap		3,641
Total Affiliated Mutual Funds (Cost $51,623)		42,918
Money Market Fund - 0.6%
Dreyfus Cash Management Fund, Institutional Class, 2.737% (A)	271,480	271
Total Money Market Fund (Cost $271)		271
Total Investments - 100.3% (Cost $51,894)†		43,189
Other Assets and Liabilities, Net - (0.3)%		(141)
Total Net Assets - 100.0%		$43,048

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of October 31, 2008.

† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $51,894 (000), and the unrealized appreciation and depreciation were $0 and $(8,705) (000), respectively.

Cost figures are shown with "000's" omitted

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$43,189
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$43,189

Old Mutual Asset Allocation Balanced Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 99.5%
Aggressive Growth - 2.1%
Old Mutual Developing Growth Fund*	259,758	$2,743
Total Aggressive Growth		2,743
Emerging Market-Equity - 1.7%
Old Mutual Clay Finlay Emerging Markets Fund	274,214	2,207
Total Emerging Market-Equity		2,207
Government/Corporate - 43.2%
Old Mutual Barrow Hanley Core Bond Fund	2,690,701	25,535
Old Mutual Dwight High Yield Fund	656,028	5,058
Old Mutual Dwight Intermediate Fixed Income Fund	1,769,246	17,038
Old Mutual International Bond Fund	817,303	7,764
Total Government/Corporate		55,395
Growth - 7.3%
Old Mutual Advantage Growth Fund*	1,510,808	9,292
Total Growth		9,292
Growth-Mid Cap - 2.9%
Old Mutual Provident Mid-Cap Growth Fund*	594,256	3,768
Total Growth-Mid Cap		3,768
International Equity - 10.3%
Old Mutual International Equity Fund	1,885,840	13,239
Total International Equity		13,239
Market Neutral-Equity - 4.5%
Old Mutual Analytic U.S. Long/Short Fund	614,978	5,726
Total Market Neutral-Equity		5,726
Real Estate - 0.9%
Old Mutual Heitman Global Real Estate Securities Fund*	166,432	1,163
Total Real Estate		1,163
Sector Fund-Real Estate - 0.5%
Old Mutual Heitman REIT Fund	97,756	604
Total Sector Fund-Real Estate		604
Value - 11.9%
Old Mutual Barrow Hanley Value Fund	2,223,739	11,074
Old Mutual Focused Fund	254,470	4,201
Total Value		15,275
Value-Mid Cap - 9.9%
Old Mutual Mid-Cap Fund	310,882	2,388
Old Mutual TS&W Mid-Cap Value Fund	1,607,330	10,351
Total Value-Mid Cap		12,739
Value-Small Cap - 4.3%
Old Mutual Discover Value Fund*	826,952	5,524
Total Value-Small Cap		5,524
Total Affiliated Mutual Funds (Cost $176,033)		127,675
Money Market Fund - 0.7%
Dreyfus Cash Management Fund, Institutional Class, 2.737% (A)	942,368	942
Total Money Market Fund (Cost $942)		942
Total Investments - 100.2% (Cost $176,975)†		128,617
Other Assets and Liabilities, Net - (0.2)%		(290)
Total Net Assets - 100.0%		$128,327

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of October 31, 2008.

† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $176,975 (000), and the unrealized appreciation and depreciation were $0 and $(48,358) (000), respectively.

Cost figures are shown with "000's" omitted

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$128,617
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$128,617

Old Mutual Asset Allocation Moderate Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 99.4%
Aggressive Growth - 3.9%
Old Mutual Developing Growth Fund*	534,114	$5,640
Total Aggressive Growth		5,640
Emerging Market-Equity - 2.7%
Old Mutual Clay Finlay Emerging Markets Fund	480,316	3,867
Total Emerging Market-Equity		3,867
Government/Corporate - 20.0%
Old Mutual Barrow Hanley Core Bond Fund	1,558,864	14,794
Old Mutual Dwight Intermediate Fixed Income Fund	880,816	8,482
Old Mutual International Bond Fund	584,527	5,553
Total Government/Corporate		28,829
Growth - 8.6%
Old Mutual Advantage Growth Fund*	2,012,417	12,376
Total Growth		12,376
Growth-Mid Cap - 2.5%
Old Mutual Provident Mid-Cap Growth Fund*	574,908	3,645
Total Growth-Mid Cap		3,645
International Equity - 16.4%
Old Mutual International Equity Fund	3,369,520	23,654
Total International Equity		23,654
Market Neutral-Equity - 6.0%
Old Mutual Analytic U.S. Long/Short Fund	926,617	8,627
Total Market Neutral-Equity		8,627
Real Estate - 2.1%
Old Mutual Heitman Global Real Estate Securities Fund*	432,442	3,023
Total Real Estate		3,023
Sector Fund-Real Estate - 0.9%
Old Mutual Heitman REIT Fund	198,230	1,225
Total Sector Fund-Real Estate		1,225
Value - 16.4%
Old Mutual Barrow Hanley Value Fund	3,397,453	16,919
Old Mutual Focused Fund	404,169	6,673
Total Value		23,592
Value-Mid Cap - 12.9%
Old Mutual Mid-Cap Fund	427,905	3,286
Old Mutual TS&W Mid-Cap Value Fund	2,365,656	15,235
Total Value-Mid Cap		18,521
Value-Small Cap - 7.0%
Old Mutual Discover Value Fund*	1,497,253	10,002
Total Value-Small Cap		10,002
Total Affiliated Mutual Funds (Cost $218,523)		143,001
Money Market Fund - 0.8%
Dreyfus Cash Management Fund, Institutional Class, 2.737% (A)	1,175,106	1,175
Total Money Market Fund (Cost $1,175)		1,175
Total Investments - 100.2% (Cost $219,698)†		144,176
Other Assets and Liabilities, Net - (0.2)%		(349)
Total Net Assets - 100.0%		$143,827

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of October 31, 2008.

Cost figures are shown with "000's" omitted

† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $219,698 (000), and the unrealized appreciation and depreciation were $0 and $(75,522) (000), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end . These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$144,176
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$144,176

Old Mutual Asset Allocation Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Affiliated Mutual Funds(1) - 99.2%
Aggressive Growth - 5.7%
Old Mutual Developing Growth Fund*	521,295	$5,505
Total Aggressive Growth		5,505
Emerging Market-Equity - 2.7%
Old Mutual Clay Finlay Emerging Markets Fund	326,059	2,625
Total Emerging Market-Equity		2,625
Growth - 13.1%
Old Mutual Advantage Growth Fund*	2,047,678	12,593
Total Growth		12,593
Growth-Mid Cap - 2.1%
Old Mutual Provident Mid-Cap Growth Fund*	316,266	2,005
Total Growth-Mid Cap		2,005
International Equity - 21.3%
Old Mutual International Equity Fund	2,918,797	20,490
Total International Equity		20,490
Market Neutral-Equity - 6.6%
Old Mutual Analytic U.S. Long/Short Fund	675,709	6,291
Total Market Neutral-Equity		6,291
Real Estate - 4.0%
Old Mutual Heitman Global Real Estate Securities Fund*	553,357	3,868
Total Real Estate		3,868
Sector Fund-Real Estate - 2.1%
Old Mutual Heitman REIT Fund	332,941	2,057
Total Sector Fund-Real Estate		2,057
Value - 20.9%
Old Mutual Barrow Hanley Value Fund	2,868,655	14,286
Old Mutual Focused Fund	355,253	5,865
Total Value		20,151
Value-Mid Cap - 11.8%
Old Mutual Mid-Cap Fund	195,345	1,500
Old Mutual TS&W Mid-Cap Value Fund	1,536,617	9,896
Total Value-Mid Cap		11,396
Value-Small Cap - 8.9%
Old Mutual Discover Value Fund*	1,277,336	8,533
Total Value-Small Cap		8,533
Total Affiliated Mutual Funds (Cost $157,083)		95,514
Money Market Fund - 1.0%
Dreyfus Cash Management Fund, Institutional Class, 2.737% (A)	948,685	949
Total Money Market Fund (Cost $949)		949
Total Investments - 100.2% (Cost $158,032)†		96,463
Other Assets and Liabilities, Net - (0.2)%		(176)
Total Net Assets - 100.0%		$96,287

* Non-income producing security.
(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of October 31, 2008.

Cost figures are shown with "000's" omitted
† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $158,032 (000), and the unrealized appreciation and depreciation were $0 and $(61,569) (000), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$96,463
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$96,463

Old Mutual Analytic Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description	Shares/Face Amount (000)/ Contracts	Value (000)
Common Stock - 108.8%
Advertising Agencies - 0.4%
Interpublic Group*	233,755	$1,213
Total Advertising Agencies		1,213
Aerospace/Defense - 4.1%
Boeing (B)	79,684	4,165
General Dynamics (B)	64,001	3,861
Lockheed Martin (B)	42,176	3,587
Raytheon (B)	35,223	1,800
Rockwell Collins	1,535	57
Total Aerospace/Defense		13,470
Aerospace/Defense-Equipment - 0.4%
Alliant Techsystems*	3,923	324
United Technologies	16,967	933
Total Aerospace/Defense-Equipment		1,257
Agricultural Operations - 0.7%
Archer-Daniels-Midland (B)	113,893	2,361
Total Agricultural Operations		2,361
Airlines - 0.4%
Southwest Airlines (B)	122,077	1,438
Total Airlines		1,438
Apparel Manufacturers - 0.4%
Polo Ralph Lauren (B)	29,099	1,373
Total Apparel Manufacturers		1,373
Applications Software - 2.6%
Compuware*	58,076	371
Microsoft (B)	363,893	8,126
Total Applications Software		8,497
Athletic Footwear - 1.0%
Nike, Cl B (B)	58,272	3,358
Total Athletic Footwear		3,358
Auto/Truck Parts & Equipment-Original - 0.1%
TRW Automotive Holdings* (B)	61,764	390
Total Auto/Truck Parts & Equipment-Original		390
Auto-Cars/Light Trucks - 0.3%
Ford Motor* (B)	433,040	948
Total Auto-Cars/Light Trucks		948
Beverages-Wine/Spirits - 0.7%
Brown-Forman, Cl B (B)	45,524	2,067
Central European Distribution*	8,228	237
Total Beverages-Wine/Spirits		2,304
Brewery - 1.0%
Anheuser-Busch (B)	25,540	1,584
Molson Coors Brewing, Cl B (B)	44,194	1,651
Total Brewery		3,235
Cable TV - 1.5%
Comcast, Cl A (B)	233,407	3,678
DIRECTV Group* (B)	24,086	527
Time Warner Cable, Cl A* (B)	33,360	653
Total Cable TV		4,858
Casino Hotels - 0.2%
MGM Mirage*	33,509	552
Total Casino Hotels		552
Cellular Telecommunications - 1.2%
NII Holdings* (B)	56,956	1,467
US Cellular* (B)	64,767	2,481
Total Cellular Telecommunications		3,948
Chemicals-Diversified - 0.8%
Dow Chemical (B)	31,380	837
E.I. du Pont de Nemours (B)	55,954	1,791
Rohm & Haas	362	25
Total Chemicals-Diversified		2,653
Chemicals-Specialty - 0.4%
Ashland (B)	2,014	45
Cabot	53,163	1,406
Total Chemicals-Specialty		1,451
Coal - 0.7%
Arch Coal (B)	11,645	249
Foundation Coal Holdings (B)	22,695	471
Massey Energy	36,222	836
Patriot Coal *	54,542	863
Total Coal		2,419
Commercial Banks-Central US - 0.2%
Associated Banc-Corp (B)	19,231	424
BOK Financial (B)	1,773	85
Commerce Bancshares	5,027	238
Total Commercial Banks-Central US		747
Commercial Banks-Southern US - 0.1%
BB&T (B)	5,757	206
First Citizens BancShares, Cl A (B)	132	20
Total Commercial Banks-Southern US		226
Commercial Banks-Western US - 0.1%
Bank of Hawaii (B)	5,829	296
Total Commercial Banks-Western US		296
Commercial Services - 0.5%
Quanta Services* (B)	82,400	1,628
Total Commercial Services		1,628
Commercial Services-Finance - 2.3%
H&R Block (B)	137,157	2,705
Lender Processing Services (B)	23,733	548
MasterCard, Cl A	11,199	1,655
Western Union (B)	177,241	2,705
Total Commercial Services-Finance		7,613
Computer Services - 1.1%
Accenture, Cl A (B)	85,553	2,828
Computer Sciences* (B)	7,554	228
Unisys* (B)	320,605	487
Total Computer Services		3,543
Computers - 2.3%
Apple*	2,195	236
Hewlett-Packard	151,119	5,785
International Business Machines	11,473	1,067
Sun Microsystems* (B)	138,679	638
Total Computers		7,726
Containers-Metal/Glass - 0.2%
Crown Holdings*	30,845	622
Total Containers-Metal/Glass		622
Cosmetics & Toiletries - 2.2%
Bare Escentuals* (B)	40,409	169
Estee Lauder, Cl A (B)	1,269	46
Procter & Gamble (B)	109,394	7,060
Total Cosmetics & Toiletries		7,275
Data Processing/Management - 0.0%
SEI Investments (B)	1,497	26
Total Data Processing/Management		26
Distribution/Wholesale - 0.3%
Genuine Parts	16,756	659
Tech Data* (B)	19,484	418
Total Distribution/Wholesale		1,077
Diversified Banking Institution - 3.4%
Bank of America (B)	102,574	2,479
Citigroup (B)	45,918	627
JPMorgan Chase (B)	195,215	8,053
Total Diversified Banking Institution		11,159
Diversified Manufacturing Operations - 1.9%
General Electric (B)	229,098	4,470
Harsco	11,224	266
Parker Hannifin (B)	26,286	1,019
Trinity Industries (B)	4,404	74
Tyco International (B)	14,854	376
Total Diversified Manufacturing Operations		6,205
Electric Products-Miscellaneous - 0.6%
Molex (B)	139,110	2,005
Total Electric Products-Miscellaneous		2,005
Electric-Integrated - 1.3%
Dominion Resources	1,087	39
DPL (B)	7,924	181
MDU Resources Group (B)	41,191	750
PG&E (B)	92,965	3,409
Total Electric-Integrated		4,379
Electronic Components-Miscellaneous - 1.2%
AVX (B)	42,218	381
Jabil Circuit (B)	179,779	1,512
Tyco Electronics (B)	105,214	2,045
Total Electronic Components-Miscellaneous		3,938
Electronic Components-Semiconductors - 2.3%
Fairchild Semiconductor International* (B)	7,800	44
Intel (B)	264,541	4,233
Texas Instruments (B)	171,731	3,359
Total Electronic Components-Semiconductors		7,636
Electronic Design Automation - 0.1%
Synopsys* (B)	12,834	235
Total Electronic Design Automation		235
Engineering/R&D Services - 2.3%
Aecom Technology* (B)	57,123	1,007
Fluor (B)	50,516	2,017
Jacobs Engineering Group*	48,422	1,764
KBR (B)	105,399	1,564
URS* (B)	36,908	1,085
Total Engineering/R&D Services		7,437
Engines-Internal Combustion - 0.4%
Cummins	53,489	1,383
Total Engines-Internal Combustion		1,383
Enterprise Software/Services - 0.5%
CA (B)	85,339	1,519
Total Enterprise Software/Services		1,519
Entertainment Software - 0.2%
Electronic Arts*	33,195	756
Total Entertainment Software		756
Fiduciary Banks - 1.6%
Bank of New York Mellon (B)	119,380	3,892
Northern Trust (B)	26,128	1,471
Total Fiduciary Banks		5,363
Finance-Credit Card - 0.3%
American Express (B)	37,018	1,018
Total Finance-Credit Card		1,018
Finance-Investment Banker/Broker - 1.2%
Charles Schwab (B)	171,481	3,279
Merrill Lynch (B)	35,561	661
Total Finance-Investment Banker/Broker		3,940
Finance-Other Services - 1.4%
CME Group	5,470	1,543
Nasdaq OMX Group* (B)	30,453	989
NYSE Euronext (B)	70,058	2,114
Total Finance-Other Services		4,646
Food-Dairy Products - 0.3%
Dean Foods*	47,864	1,046
Total Food-Dairy Products		1,046
Food-Meat Products - 0.5%
Tyson Foods, Cl A	200,905	1,756
Total Food-Meat Products		1,756
Food-Miscellaneous/Diversified - 0.3%
Corn Products International (B)	22,852	556
Sara Lee	53,121	594
Total Food-Miscellaneous/Diversified		1,150
Food-Retail - 0.3%
Kroger	30,142	828
Total Food-Retail		828
Food-Wholesale/Distribution - 1.3%
SYSCO (B)	162,620	4,261
Total Food-Wholesale/Distribution		4,261
Funeral Services & Related Items - 0.2%
Service Corp International (B)	80,840	558
Total Funeral Services & Related Items		558
Gas-Distribution - 1.0%
Atmos Energy (B)	10,106	245
Nicor	40,183	1,857
Sempra Energy (B)	16,805	716
UGI (B)	13,616	325
Total Gas-Distribution		3,143
Gold Mining - 0.5%
Newmont Mining	56,491	1,488
Total Gold Mining		1,488
Health Care Cost Containment - 0.9%
McKesson (B)	82,951	3,052
Total Health Care Cost Containment		3,052
Hospital Beds/Equipment - 0.1%
Hill-Rom Holdings	20,587	469
Total Hospital Beds/Equipment		469
Hotels & Motels - 0.4%
Wyndham Worldwide (B)	171,499	1,405
Total Hotels & Motels		1,405
Human Resources - 0.2%
Manpower (B)	19,162	597
Total Human Resources		597
Independent Power Producer - 0.7%
Calpine* (B)	135,654	1,587
Reliant Energy* (B)	139,098	730
Total Independent Power Producer		2,317
Instruments-Scientific - 1.3%
Applied Biosystems (B)	138,189	4,260
Total Instruments-Scientific		4,260
Insurance Brokers - 1.0%
Arthur J Gallagher	5,951	145
Marsh & McLennan (B)	109,515	3,211
Total Insurance Brokers		3,356
Internet Content-Information/News - 0.2%
HLTH* (B)	72,898	604
Total Internet Content-Information/News		604
Investment Management/Advisory Services - 1.1%
Eaton Vance	11,502	253
Janus Capital Group (B)	74,792	878
T Rowe Price Group (B)	62,128	2,457
Total Investment Management/Advisory Services		3,588
Machinery-General Industry - 0.0%
Manitowoc (B)	4,664	46
Total Machinery-General Industry		46
Medical Information Systems - 0.3%
Cerner* (B)	26,016	969
Total Medical Information Systems		969
Medical Instruments - 0.2%
Edwards Lifesciences* (B)	11,072	585
Total Medical Instruments		585
Medical Labs & Testing Services - 0.3%
Covance*	7,045	352
Quest Diagnostics	16,186	758
Total Medical Labs & Testing Services		1,110
Medical Products - 1.7%
Johnson & Johnson (B)	35,560	2,181
Stryker (B)	64,154	3,430
Total Medical Products		5,611
Medical-Biomedical/Genetic - 2.9%
Amgen* (B)	66,026	3,954
Charles River Laboratories*	14,067	504
Genentech* (B)	32,067	2,660
Genzyme* (B)	35,624	2,596
Total Medical-Biomedical/Genetic		9,714
Medical-Drugs - 2.6%
Bristol-Myers Squibb (B)	247,985	5,096
Pfizer (B)	172,281	3,051
Sepracor* (B)	23,593	314
Total Medical-Drugs		8,461
Medical-HMO - 1.1%
Aetna	56,978	1,417
Cigna	67,119	1,094
Humana*	16,740	495
UnitedHealth Group (B)	32,198	764
Total Medical-HMO		3,770
Medical-Hospitals - 0.4%
Tenet Healthcare* (B)	324,522	1,421
Total Medical-Hospitals		1,421
Medical-Wholesale Drug Distributors - 2.7%
AmerisourceBergen (B)	154,290	4,825
Cardinal Health (B)	102,597	3,919
Total Medical-Wholesale Drug Distributors		8,744
Metal Processors & Fabricators - 0.6%
Precision Castparts (B)	12,147	787
Timken	83,029	1,319
Total Metal Processors & Fabricators		2,106
Metal-Aluminum - 0.7%
Alcoa (B)	187,493	2,158
Total Metal-Aluminum		2,158
Multi-Line Insurance - 0.8%
Loews (B)	78,177	2,596
Total Multi-Line Insurance		2,596
Multimedia - 1.7%
McGraw-Hill (B)	606	16
News, Cl A (B)	302,083	3,214
Time Warner (B)	221,355	2,233
Total Multimedia		5,463
Networking Products - 0.8%
Cisco Systems* (B)	157,516	2,799
Total Networking Products		2,799
Non-Hazardous Waste Disposal - 0.2%
Allied Waste Industries* (B)	51,534	537
Waste Management (B)	6,701	209
Total Non-Hazardous Waste Disposal		746
Oil Companies-Exploration & Production - 2.2%
Cabot Oil & Gas (B)	43,065	1,209
Devon Energy	386	31
Forest Oil*	11,700	342
Newfield Exploration*	39,184	900
Occidental Petroleum (B)	58,355	3,241
Pioneer Natural Resources	51,899	1,444
Total Oil Companies-Exploration & Production		7,167
Oil Companies-Integrated - 7.9%
Chevron (B)	107,686	8,033
ConocoPhillips (B)	41,399	2,154
Exxon Mobil (B)	214,419	15,893
Total Oil Companies-Integrated		26,080
Oil Field Machinery & Equipment - 0.5%
National Oilwell Varco*	55,301	1,653
Total Oil Field Machinery & Equipment		1,653
Oil-Field Services - 2.5%
Baker Hughes (B)	58,352	2,039
Halliburton (B)	106,875	2,115
Schlumberger (B)	82,137	4,242
Total Oil-Field Services		8,396
Paper & Related Products - 0.8%
Rayonier (B)	75,709	2,504
Total Paper & Related Products		2,504
Pharmacy Services - 1.0%
Medco Health Solutions* (B)	85,821	3,257
Total Pharmacy Services		3,257
Photo Equipment & Supplies - 0.0%
Eastman Kodak	15,150	139
Total Photo Equipment & Supplies		139
Pipelines - 0.1%
Oneok	13,154	420
Total Pipelines		420
Property/Casualty Insurance - 0.9%
Travelers (B)	67,887	2,889
Total Property/Casualty Insurance		2,889
REITs-Office Property - 0.8%
Boston Properties (B)	37,893	2,686
Total REITs-Office Property		2,686
REITs-Storage - 0.9%
Public Storage (B)	35,454	2,890
Total REITs-Storage		2,890
Retail-Discount - 2.9%
Big Lots* (B)	72,135	1,762
BJ's Wholesale Club*	504	18
Costco Wholesale (B)	60,095	3,426
Wal-Mart Stores (B)	80,522	4,494
Total Retail-Discount		9,700
Retail-Drug Store - 0.2%
Walgreen (B)	21,230	541
Total Retail-Drug Store		541
Retail-Restaurants - 1.1%
Chipotle Mexican Grill, Cl A*	4,955	251
McDonald's (B)	56,486	3,272
Panera Bread, Cl A*	1,834	83
Tim Hortons	2,397	60
Total Retail-Restaurants		3,666
S&L/Thrifts-Central US - 0.1%
TFS Financial (B)	32,290	422
Total S&L/Thrifts-Central US		422
Steel-Producers - 0.3%
AK Steel Holding (B)	63,697	887
Schnitzer Steel Industries, Cl A (B)	3,865	104
Total Steel-Producers		991
Super-Regional Banks-US - 1.2%
PNC Financial Services Group	12,213	814
US Bancorp (B)	30,881	921
Wachovia	30,802	197
Wells Fargo (B)	58,318	1,986
Total Super-Regional Banks-US		3,918
Telecommunications Equipment-Fiber Optics - 0.7%
Corning (B)	202,417	2,192
Total Telecommunications Equipment-Fiber Optics		2,192
Telecommunications Services - 0.0%
Virgin Media	19,256	111
Total Telecommunications Services		111
Telephone-Integrated - 2.6%
AT&T (B)	301,296	8,066
Telephone & Data Systems (B)	22,584	606
Total Telephone-Integrated		8,672
Tobacco - 2.2%
Altria Group (B)	72,012	1,382
Philip Morris International (B)	132,064	5,741
UST	1,289	87
Total Tobacco		7,210
Tools-Hand Held - 1.0%
Snap-On (B)	85,111	3,145
Total Tools-Hand Held		3,145
Transport-Rail - 0.5%
Burlington Northern Santa Fe	2,276	203
CSX (B)	26,882	1,229
Union Pacific	3,480	232
Total Transport-Rail		1,664
Transport-Services - 2.9%
CH Robinson Worldwide (B)	63,945	3,311
FedEx (B)	61,422	4,015
United Parcel Service, Cl B (B)	39,899	2,106
UTi Worldwide	12,314	145
Total Transport-Services		9,577
Water - 0.2%
American Water Works	11,563	234
Aqua America	15,168	273
Total Water		507
Water Treatment Systems - 0.8%
Nalco Holding (B)	186,604	2,635
Total Water Treatment Systems		2,635
Web Portals/ISP - 1.5%
Google, Cl A* (B)	13,807	4,962
Total Web Portals/ISP		4,962
Wireless Equipment - 0.8%
Motorola (B)	454,866	2,443
Qualcomm	1,582	61
Total Wireless Equipment		2,504
Total Common Stock (Cost $425,220)		358,798
Warrants - 0.0%
Raytheon, expires 06/16/11* (B)	528	8
Total Warrants (Cost $-)		8
U.S. Treasury Obligations - 7.6%
U.S. Treasury Bill
0.238%, 12/04/2008 (C)	$23,910	23,904
0.106%, 11/20/2008 (C)	1,000	1,000
Total U.S. Treasury Obligations (Cost $24,868)		24,904
Money Market Fund - 2.6%
Dreyfus Cash Management Fund, Institutional Class, 2.737% (A)	8,604,270	8,604
Total Money Market Fund (Cost $8,604)		8,604
Purchased Option Contracts - 0.1%
Put Option - 0.1%
CBOE Volatility Index, November 2008, 100 Put Strike Price: $45*	2,075	459
Total Put Option		459
Total Purchased Option Contracts (Cost $1,604)		459
Total Investments - 119.1% (Cost $460,296)†		392,773
Securities Sold Short - (18.8)%
Advertising Sales - (0.0)%
Clear Channel Outdoor Holdings, Cl A*	(1,229)	(8)
Total Advertising Sales		(8)
Airlines - (0.5)%
Copa Holdings, Cl A	(65,118)	(1,652)
Total Airlines		(1,652)
Applications Software - (0.1)%
Nuance Communications*	(42,164)	(386)
Total Applications Software		(386)
Auto-Medium & Heavy Duty Trucks - (0.3)%
Oshkosh	(141,248)	(1,082)
Total Auto-Medium & Heavy Duty Trucks		(1,082)
Batteries/Battery Systems - (0.4)%
Energizer Holdings*	(23,678)	(1,157)
Total Batteries/Battery Systems		(1,157)
Building Products-Cement/Aggregate - (0.6)%
Eagle Materials	(107,818)	(1,909)
Total Building Products-Cement/Aggregate		(1,909)
Building-Residential/Commercial - (0.3)%
KB Home	(56,943)	(950)
Total Building-Residential/Commercial		(950)
Coal - (0.1)%
Walter Industries	(11,465)	(444)
Total Coal		(444)
Commercial Banks-Central US - (0.1)%
Marshall & Ilsley	(24,579)	(443)
Total Commercial Banks-Central US		(443)
Commercial Banks-Southern US - (0.3)%
First Horizon National	(81,734)	(973)
Total Commercial Banks-Southern US		(973)
Commercial Services - (0.5)%
Weight Watchers International	(53,543)	(1,675)
Total Commercial Services		(1,675)
Computer Aided Design - (0.1)%
Ansys*	(10,857)	(311)
Total Computer Aided Design		(311)
Computers-Memory Devices - (0.4)%
SanDisk*	(149,585)	(1,330)
Total Computers-Memory Devices		(1,330)
Consulting Services - (0.8)%
Corporate Executive Board	(24,864)	(742)
FTI Consulting*	(34,727)	(2,023)
Total Consulting Services		(2,765)
Consumer Products-Miscellaneous - (0.1)%
Clorox	(757)	(46)
Jarden*	(16,569)	(295)
Total Consumer Products-Miscellaneous		(341)
Containers-Metal/Glass - (0.1)%
Greif, Cl A	(10,798)	(438)
Total Containers-Metal/Glass		(438)
Containers-Paper/Plastic - (0.3)%
Bemis	(734)	(18)
Packaging Corp of America	(35,729)	(601)
Smurfit-Stone Container*	(41,647)	(56)
Temple-Inland	(30,320)	(180)
Total Containers-Paper/Plastic		(855)
Cruise Lines - (0.0)%
Royal Caribbean Cruises	(70)	(1)
Total Cruise Lines		(1)
Decision Support Software - (0.0)%
MSCI, Cl A*	(9,248)	(159)
Total Decision Support Software		(159)
Distribution/Wholesale - (0.2)%
LKQ*	(71,846)	(822)
Total Distribution/Wholesale		(822)
Diversified Banking Institution - (0.4)%
Goldman Sachs Group	(2,742)	(254)
Morgan Stanley	(63,528)	(1,110)
Total Diversified Banking Institution		(1,364)
Electronic Components-Miscellaneous - (0.1)%
Gentex	(32,714)	(314)
Vishay Intertechnology*	(23,123)	(100)
Total Electronic Components-Miscellaneous		(414)
Electronic Components-Semiconductors - (0.6)%
International Rectifier*	(3,997)	(62)
MEMC Electronic Materials*	(80,378)	(1,477)
Qlogic*	(22,806)	(274)
Rambus*	(16,526)	(151)
Total Electronic Components-Semiconductors		(1,964)
Electronic Measuring Instruments - (0.1)%
Itron*	(6,579)	(319)
Total Electronic Measuring Instruments		(319)
Engineering/R&D Services - (0.0)%
McDermott International*	(2,963)	(51)
Total Engineering/R&D Services		(51)
Finance-Consumer Loans - (0.0)%
SLM*	(12,607)	(135)
Total Finance-Consumer Loans		(135)
Finance-Investment Banker/Broker - (0.3)%
E*Trade Financial*	(352,855)	(642)
Jefferies Group	(17,250)	(273)
Total Finance-Investment Banker/Broker		(915)
Finance-Other Services - (0.1)%
MF Global*	(75,213)	(293)
Total Finance-Other Services		(293)
Financial Guarantee Insurance - (0.0)%
MGIC Investment	(22,363)	(87)
Total Financial Guarantee Insurance		(87)
Forestry - (0.4)%
Weyerhaeuser	(30,183)	(1,154)
Total Forestry		(1,154)
Funeral Services & Related Items - (0.0)%
Hillenbrand	(3,186)	(61)
Total Funeral Services & Related Items		(61)
Hazardous Waste Disposal - (0.0)%
Stericycle*	(1,442)	(84)
Total Hazardous Waste Disposal		(84)
Independent Power Producer - (0.5)%
Mirant*	(86,258)	(1,511)
Total Independent Power Producer		(1,511)
Life/Health Insurance - (0.2)%
Conseco*	(144,110)	(268)
Nationwide Financial Services, Cl A	(5,095)	(241)
Total Life/Health Insurance		(509)
Machinery-Print Trade - (0.0)%
Zebra Technologies, Cl A*	(545)	(11)
Total Machinery-Print Trade		(11)
Medical-Generic Drugs - (1.5)%
Mylan*	(236,747)	(2,029)
Perrigo	(84,031)	(2,857)
Total Medical-Generic Drugs		(4,886)
Medical-Outpatient/Home Medical - (0.3)%
Lincare Holdings*	(31,320)	(825)
Total Medical-Outpatient/Home Medical		(825)
Metal-Aluminum - (0.4)%
Century Aluminum*	(103,874)	(1,306)
Total Metal-Aluminum		(1,306)
Miscellaneous Manufacturing - (0.0)%
John Bean Technologies	(1,164)	(10)
Total Miscellaneous Manufacturing		(10)
Motion Pictures & Services - (0.7)%
Ascent Media, Cl A*	(2,546)	(64)
DreamWorks Animation SKG, Cl A*	(82,009)	(2,304)
Total Motion Pictures & Services		(2,368)
Multi-Line Insurance - (0.4)%
XL Capital, Cl A	(126,841)	(1,230)
Total Multi-Line Insurance		(1,230)
Multimedia - (0.3)%
EW Scripps, Cl A	(90,656)	(423)
Liberty Media Entertainment, Cl A*	(23,090)	(372)
Meredith	(4,506)	(87)
Total Multimedia		(882)
Non-Hazardous Waste Disposal - (0.0)%
Republic Services	(1,352)	(32)
Total Non-Hazardous Waste Disposal		(32)
Office Automation & Equipment - (0.5)%
Pitney Bowes	(61,837)	(1,532)
Total Office Automation & Equipment		(1,532)
Oil & Gas Drilling - (0.4)%
Atwood Oceanics*	(17,033)	(468)
Hercules Offshore*	(39,879)	(291)
Nabors Industries*	(42,363)	(609)
Total Oil & Gas Drilling		(1,368)
Oil Companies-Exploration & Production - (0.3)%
Range Resources	(24,364)	(1,029)
Total Oil Companies-Exploration & Production		(1,029)
Oil Refining & Marketing - (0.2)%
Tesoro	(56,822)	(549)
Total Oil Refining & Marketing		(549)
Oil-Field Services - (0.1)%
Global Industries*	(46,348)	(118)
Tetra Technologies*	(22,692)	(158)
Total Oil-Field Services		(276)
Paper & Related Products - (0.0)%
Domtar*	(35,618)	(88)
Total Paper & Related Products		(88)
Property/Casualty Insurance - (0.1)%
OneBeacon Insurance Group	(13,143)	(181)
Total Property/Casualty Insurance		(181)
Publishing-Newspapers - (0.3)%
Gannett	(89,733)	(987)
Total Publishing-Newspapers		(987)
REITs-Diversified - (0.3)%
CapitalSource	(115,894)	(858)
Total REITs-Diversified		(858)
REITs-Health Care - (0.3)%
HCP	(4,760)	(142)
Ventas	(26,718)	(963)
Total REITs-Health Care		(1,105)
REITs-Hotels - (0.0)%
Hospitality Properties Trust	(3,079)	(31)
Total REITs-Hotels		(31)
REITs-Mortgage - (0.0)%
iStar Financial	(73,762)	(78)
Total REITs-Mortgage		(78)
REITs-Office Property - (0.1)%
Douglas Emmett	(9,665)	(146)
Total REITs-Office Property		(146)
Retail-Apparel/Shoe - (0.0)%
Liz Claiborne	(14,808)	(121)
Total Retail-Apparel/Shoe		(121)
Retail-Auto Parts - (0.0)%
Autozone*	(209)	(27)
Total Retail-Auto Parts		(27)
Retail-Office Supplies - (0.2)%
OfficeMax	(64,008)	(515)
Total Retail-Office Supplies		(515)
S&L/Thrifts-Western US - (0.1)%
Washington Federal	(14,826)	(261)
Total S&L/Thrifts-Western US		(261)
Schools - (0.6)%
Apollo Group, Cl A*	(25,861)	(1,798)
Total Schools		(1,798)
Semiconductor Components-Integrated Circuits - (0.4)%
Linear Technology	(57,718)	(1,309)
Total Semiconductor Components-Integrated Circuits		(1,309)
Semiconductor Equipment - (0.1)%
Varian Semiconductor Equipment Associates*	(10,454)	(205)
Total Semiconductor Equipment		(205)
Soap & Cleaning Preparation - (0.1)%
Church & Dwight	(6,824)	(403)
Total Soap & Cleaning Preparation		(403)
Telecommunications Equipment-Fiber Optics - (0.3)%
Ciena*	(106,396)	(1,022)
Total Telecommunications Equipment-Fiber Optics		(1,022)
Telecommunications Services - (0.4)%
Embarq	(44,766)	(1,343)
Total Telecommunications Services		(1,343)
Telephone-Integrated - (0.7)%
Frontier Communications	(256,517)	(1,952)
Windstream	(50,143)	(377)
Total Telephone-Integrated		(2,329)
Television - (0.4)%
Central European Media Enterprises, Cl A*	(52,225)	(1,395)
Total Television		(1,395)
Theaters - (0.3)%
Regal Entertainment Group, Cl A	(72,385)	(929)
Total Theaters		(929)
Therapeutics - (0.7)%
BioMarin Pharmaceuticals*	(125,381)	(2,297)
Total Therapeutics		(2,297)
Transport-Marine - (0.3)%
Overseas Shipholding Group	(8,455)	(318)
Teekay	(38,835)	(829)
Total Transport-Marine		(1,147)
X-Ray Equipment - (0.1)%
Hologic*	(31,660)	(389)
Total X-Ray Equipment		(389)
Total Securities Sold Short - (18.8)% (Proceeds Received of $(91,551))		(61,830)
Written Option Contracts - (7.6)%
Written Call Option Contracts - (7.2)%
AMEX M/S Commodity Related Equity Equal Weight Index, November 2008, 100 Call Strike Price: $490*	(319)	(1,075)
S&P MidCap 400 Index, November 2008, 100 Call Strike Price: $570*	(484)	(1,467)
S&P 500 Index, November 2008, 100 Call Strike Price: $935*	(1,662)	(11,202)
S&P 500 Index, November 2008, 100 Call Strike Price: $950*	(900)	(5,220)
S&P 500 Index, November 2008, 100 Call Strike Price: $975*	(290)	(1,349)
S&P 500 Index, December 2008, 100 Call Strike Price: $975*	(470)	(3,337)
Total Written Call Option Contracts		(23,650)
Written Put Option Contracts - (0.4)%
CBOE Volatility Index, December 2008, 100 Put Strike Price: $45*	(2,075)	(1,411)
Total Written Put Option Contracts		(1,411)
Total Written Option Contracts (Proceeds Received of $(25,359))		(25,061)
Other Assets and Liabilities, Net - 7.3%		23,825
Total Net Assets - 100.0%		$329,707

The Fund had the following futures contracts open as of October 31, 2008:

						Unrealized
			Contract			Appreciation
		Number of	Value		Expiration	(Depreciation)
Contract Description		Contracts	(000)		Date	(000)
Amsterdam Index		470	$31,929		11/21/08	$(781)
CAC 40 Index		10	442		11/21/08	(17)
DAX Index		70	11,297		12/19/08	(176)
DJ Euro STOXX 50 Index		167	5,517		12/19/08	(1,225)
Euro Currency Future		850	207,783		03/16/09	1,889
Euro Currency Future		850	207,358		06/15/09	956
FTSE 100 Index		(46)	(3,241)		12/19/08	54
Hang Seng Index		(11)	(989)		11/27/08	(198)
IBEX 35 Index		(90)	(10,323)		11/21/08	1,175
OMXS30 Index		(252)	(2,060)		11/21/08	169
S&P/MIB Index		172	23,256		12/19/08	(6,543)
S&P/TSE 60 Index		51	5,002		12/18/08	(1,623)
S&P 500 Index		(507)	(24,521)		12/19/08	7,379
SPI 200 Futures		273	18,305		12/18/08	(2,517)
TOPIX Index		(293)	(25,401)		12/11/08	9,886
						$8,428

As of October 31, 2008, the Fund had the following forward foreign currency contracts outstanding:
						Unrealized
						Appreciation
Settlement	Currency			Currency		(Depreciation)
Date	to Deliver			to Receive		(000)
12/17/08	USD	(21,955,360)		AUD	28,000,000	$(3,440)
12/17/08	USD	(28,437,367)		CAD	32,000,000	(1,873)
12/17/08	USD	(142,082,034)		CHF	160,000,000	(3,931)
12/17/08	USD	(159,398,280)		GBP	92,000,000	(11,798)
12/17/08	USD	(23,190,664)		JPY	2,500,000,000	2,255
12/17/08	USD	(121,352,912)		NOK	700,000,000	(17,702)
12/17/08	USD	(76,381,700)		NZD	118,000,000	(8,147)
12/17/08	USD	(101,599,089)		SEK	680,000,000	(14,011)
12/17/08	AUD	(108,000,000)		USD	75,976,920	4,560
12/17/08	CAD	(122,000,000)		USD	113,326,277	12,047
12/17/08	CHF	(80,000,000)		USD	70,233,350	1,158
12/17/08	EUR	(58,000,000)		USD	80,419,236	6,612
12/17/08	GBP	(66,000,000)		USD	116,476,140	10,589
12/17/08	JPY	(4,400,000,000)		USD	43,685,031	(1,099)
12/17/08	NOK	(210,000,000)		USD	34,284,875	3,190
12/17/08	SEK	(1,060,000,000)		USD	149,675,867	13,141
						$(8,449)

* Non-income producing security.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2008.
(B) - All or a portion of this security is held as cover for securities sold short, forward foreign currency contracts or open written option contracts
(C) - All or a portion of this security is held as required margin for open futures contracts. The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
Cl - Class
EUR - Euro
GBP - British Pound Sterling
HMO - Health Maintenance Organization
ISP - Internet Service Provider
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
R&D - Research and Development
REITs - Real Estate Investment Trusts
S&L - Savings and Loan
SEK - Swedish Krone

Cost figures are shown with "000's" omitted.
Amounts designated as "-" are either $0 or have been rounded to $0.

† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $460,297 (000), and the unrealized appreciation and depreciation were $15,469 (000) and $(82,993) (000), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)	Securities Sold Short (000)	Futures* (000)	Written Options (000)	Forward Foreign Currency Contracts* (000)
Level 1 – quoted prices	$367,869	$(61,830)	$8,428	$(25,061)	$-
Level 2 – other significant observable inputs	24,904		-	-	(8,449)
Level 3 – significant unobservable inputs	-	-	-	-	-
Total	$392,773	$(61,830)	$8,428	$(25,061)	$(8,449)

* Futures contracts and forward foreign currency contracts are not reflected in the Schedule of Investments and are valued at the unrealized appreciation/depreciation of the instrument.

Old Mutual Analytic Global Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description	Shares/Face Amount (000)/ Contracts	Value (000)
Common Stock - 55.0%
Aerospace/Defense - 1.3%
Raytheon (A)	2,844	$145
Total Aerospace/Defense		145
Agricultural Chemicals - 0.2%
CF Industries Holdings (A)	400	26
Total Agricultural Chemicals		26
Applications Software - 1.1%
Microsoft (A)	5,400	121
Total Applications Software		121
Chemicals-Specialty - 1.3%
Eastman Chemical (A)	1,900	77
Ecolab	1,700	63
Total Chemicals-Specialty		140
Commercial Services-Finance - 4.5%
Automatic Data Processing	3,800	133
MasterCard, Cl A (A)	700	103
Moody's	2,100	54
Visa, Cl A (A)	2,100	116
Western Union	6,100	93
Total Commercial Services-Finance		499
Computer Services - 1.4%
Accenture, Cl A (A)	4,700	155
Total Computer Services		155
Computers - 2.0%
Apple* (A)	1,200	129
Dell* (A)	7,700	94
Total Computers		223
Cosmetics & Toiletries - 3.8%
Colgate-Palmolive	1,700	107
Estee Lauder, Cl A (A)	1,400	50
Procter & Gamble	4,100	265
Total Cosmetics & Toiletries		422
Diversified Banking Institution - 0.3%
Bank of America	800	19
Citigroup	100	1
JPMorgan Chase	400	17
Total Diversified Banking Institution		37
Diversified Manufacturing Operations - 0.7%
General Electric	1,700	33
SPX (A)	1,200	46
Total Diversified Manufacturing Operations		79
Electronic Components-Semiconductors - 1.3%
Intel (A)	7,200	115
Texas Instruments (A)	1,500	29
Total Electronic Components-Semiconductors		144
Electronic Measuring Instruments - 0.1%
Agilent Technologies* (A)	700	16
Total Electronic Measuring Instruments		16
Engineering/R&D Services - 0.3%
Fluor (A)	800	32
Total Engineering/R&D Services		32
Entertainment Software - 0.8%
Activision Blizzard*	7,100	88
Total Entertainment Software		88
Fiduciary Banks - 2.0%
Bank of New York Mellon	4,100	134
Northern Trust	1,600	90
Total Fiduciary Banks		224
Food-Meat Products - 0.0%
Tyson Foods, Cl A (A)	400	3
Total Food-Meat Products		3
Food-Wholesale/Distribution - 0.4%
SYSCO	1,500	39
Total Food-Wholesale/Distribution		39
Independent Power Producer - 0.7%
Dynegy, Cl A*	14,000	51
Reliant Energy* (A)	4,300	23
Total Independent Power Producer		74
Industrial Gases - 1.2%
Air Products & Chemicals (A)	2,100	122
Praxair	100	7
Total Industrial Gases		129
Instruments-Scientific - 1.8%
Applied Biosystems (A)	6,200	191
Waters*	200	9
Total Instruments-Scientific		200
Investment Management/Advisory Services - 1.3%
T Rowe Price Group (A)	3,500	138
Total Investment Management/Advisory Services		138
Life/Health Insurance - 0.9%
Aflac	2,100	93
Unum Group (A)	500	8
Total Life/Health Insurance		101
Medical Products - 3.4%
Johnson & Johnson (A)	4,700	288
Varian Medical Systems*	1,900	86
Total Medical Products		374
Medical-Drugs - 0.6%
Bristol-Myers Squibb (A)	1,000	21
Merck (A)	1,286	40
Total Medical-Drugs		61
Medical-Wholesale Drug Distributors - 0.6%
AmerisourceBergen (A)	2,100	66
Total Medical-Wholesale Drug Distributors		66
Multimedia - 1.4%
Walt Disney (A)	5,800	150
Total Multimedia		150
Networking Products - 0.2%
Cisco Systems* (A)	1,400	25
Total Networking Products		25
Non-Hazardous Waste Disposal - 0.1%
Republic Services (A)	100	2
Waste Management (A)	300	9
Total Non-Hazardous Waste Disposal		11
Oil Companies-Exploration & Production - 1.6%
Anadarko Petroleum (A)	2,100	74
Occidental Petroleum (A)	1,800	100
Total Oil Companies-Exploration & Production		174
Oil Companies-Integrated - 4.3%
Chevron (A)	1,800	134
ConocoPhillips (A)	300	16
Exxon Mobil (A)	4,300	319
Total Oil Companies-Integrated		469
Oil Field Machinery & Equipment - 0.6%
FMC Technologies* (A)	1,800	63
Total Oil Field Machinery & Equipment		63
Oil-Field Services - 0.2%
Halliburton (A)	1,000	20
Total Oil-Field Services		20
Pharmacy Services - 1.0%
Express Scripts* (A)	1,900	115
Total Pharmacy Services		115
Pipelines - 0.7%
Williams (A)	3,500	73
Total Pipelines		73
Property/Casualty Insurance - 0.3%
Progressive	2,000	29
Total Property/Casualty Insurance		29
REITs-Apartments - 0.6%
Apartment Investment & Management, Cl A (A)	4,800	70
Total REITs-Apartments		70
REITs-Shopping Centers - 1.6%
Developers Diversified Realty	2,900	38
Federal Realty Investment Trust	2,200	135
Total REITs-Shopping Centers		173
REITs-Storage - 1.2%
Public Storage (A)	1,600	130
Total REITs-Storage		130
Retail-Apparel/Shoe - 0.8%
Gap	6,900	89
Total Retail-Apparel/Shoe		89
Retail-Automobile - 0.3%
AutoNation* (A)	4,500	31
Total Retail-Automobile		31
Retail-Bedding - 0.7%
Bed Bath & Beyond*	3,100	80
Total Retail-Bedding		80
Retail-Building Products - 2.4%
Home Depot	6,100	144
Lowe's	5,600	122
Total Retail-Building Products		266
Retail-Consumer Electronics - 0.9%
Best Buy (A)	3,600	97
Total Retail-Consumer Electronics		97
S&L/Thrifts-Eastern US - 0.1%
New York Community Bancorp (A)	700	11
Total S&L/Thrifts-Eastern US		11
Semiconductor Components-Integrated Circuits - 0.4%
Analog Devices (A)	600	13
Linear Technology	1,600	36
Total Semiconductor Components-Integrated Circuits		49
Steel-Producers - 0.2%
Nucor (A)	600	24
Total Steel-Producers		24
Super-Regional Banks-US - 0.0%
Wachovia	700	4
Total Super-Regional Banks-US		4
Tobacco - 2.9%
Altria Group (A)	1,100	21
Lorillard (A)	1,800	119
Philip Morris International (A)	4,000	174
Total Tobacco		314
Transport-Rail - 0.5%
Burlington Northern Santa Fe (A)	600	53
Total Transport-Rail		53
Total Common Stock (Cost $7,399)		6,056
Foreign Common Stock - 57.2%
Australia - 6.4%
AGL Energy (A)	4,331	41
AMP	16,637	61
BHP Billiton (A)	2,341	45
BlueScope Steel	15,134	45
CFS Retail Property Trust (A)	37,626	51
Commonwealth Bank of Australia (A)	2,883	79
CSL (A)	4,321	105
National Australia Bank (A)	1,815	29
Orica	548	7
Suncorp-Metway (A)	1,652	9
Telstra (A)	28,307	78
Wesfarmers (A)	5,791	83
Woolworths	3,751	70
Total Australia		703
Austria - 1.2%
Erste Group Bank (A)	2,086	56
Verbund, Cl A (A)	1,537	73
Total Austria		129
Belgium - 1.0%
Nationale A Portefeuille (A)	1,946	105
Total Belgium		105
Canada - 5.8%
ARC Energy Trust	3,300	50
Bombardier, Cl B (A)	12,100	47
Canadian National Railway (A)	2,200	95
Celestica* (A)	9,000	44
EnCana (A)	1,800	91
Enerplus Resources Fund	1,100	30
Ensign Energy Services (A)	800	10
Harvest Energy Trust	1,900	19
Imperial Oil (A)	1,800	64
Penn West Energy Trust	3,700	66
Provident Energy Trust	4,600	29
Research In Motion* (A)	100	5
Talisman Energy (A)	3,100	31
TMX Group	2,400	56
Total Canada		637
Denmark - 1.6%
FLSmidth (A)	875	33
Novozymes, Cl B	1,297	92
Vestas Wind Systems*	1,176	48
Total Denmark		173
Finland - 1.4%
Kone OYJ, Cl B (A)	2,835	63
Nokia OYJ (A)	3,983	61
Orion, Cl B	1,992	29
Total Finland		153
France - 6.3%
Accor (A)	2,747	107
Air Liquide	961	83
France Telecom (A)	2,259	57
GDF Suez (A)	2,970	132
Hermes International	698	90
L'Oreal	1,528	116
PagesJaunes	8,340	79
Technip (A)	874	26
Total France		690
Germany - 1.6%
Henkel (A)	5,193	127
MAN (A)	272	13
Wacker Chemie (A)	325	35
Total Germany		175
Hong Kong - 3.9%
Cheung Kong Infrastructure Holdings (A)	28,000	103
Esprit Holdings (A)	9,100	52
Hang Lung Group (A)	1,000	3
Hang Seng Bank (A)	8,400	105
Henderson Land Development	28,000	101
Hutchison Whampoa (A)	4,000	22
Hysan Development (A)	10,000	16
Link REIT (A)	17,500	31
Total Hong Kong		433
Italy - 1.0%
Banca Carige (A)	37,633	80
Telecom Italia	19,300	22
Unipol Gruppo Finanziario (A)	3,656	6
Total Italy		108
Japan - 14.2%
77 Bank	12,000	57
Advantest	2,200	32
Aiful	8,050	37
Bank of Kyoto (A)	2,000	21
Chiba Bank (A)	17,000	84
Chuo Mitsui Trust Holdings (A)	8,000	32
Denki Kagaku Kogyo K K (A)	20,000	44
Dentsu	53	87
Furukawa Electric	3,000	9
Hachijuni Bank (A)	1,000	5
Hitachi (A)	24,000	113
Iyo Bank (A)	3,000	32
Japan Steel Works	4,000	28
Joyo Bank	23,000	108
Mitsubishi Electric (A)	7,000	43
Mitsubishi Logistics (A)	2,000	18
Mizuho Financial Group	9	22
NEC (A)	26,000	77
Nishi-Nippon City Bank (A)	9,000	20
NTT DoCoMo	72	114
Oki Electric Industry* (A)	12,000	10
Panasonic (A)	4,000	64
Sankyo (A)	1,900	85
Shiseido (A)	5,000	103
Suruga Bank (A)	3,000	28
T&D Holdings (A)	1,900	73
Taisho Pharmaceutical	4,000	72
Tokuyama (A)	13,000	66
Tokyo Steel Manufacturing (A)	1,400	11
Toyo Seikan Kaisha	4,600	57
Yamato Holdings (A)	1,000	11
Total Japan		1,563
Netherlands - 2.7%
Koninklijke Ahold (A)	3,922	42
Philips Electronics (A)	4,333	80
Royal Dutch Shell, Cl A (A)	3,733	103
TNT (A)	3,681	78
Total Netherlands		303
New Zealand - 0.2%
Telecom Corp of New Zealand	20,353	28
Total New Zealand		28
Norway - 0.5%
Norsk Hydro (A)	13,000	54
Total Norway		54
Singapore - 1.2%
SembCorp Industries (A)	3,000	5
SingTel	73,000	123
Total Singapore		128
Spain - 1.3%
Banco Santander (A)	2,501	27
Repsol YPF (A)	2,157	41
Union Fenosa (A)	210	4
Zardoya Otis	3,738	71
Total Spain		143
Sweden - 1.0%
Atlas Copco, Cl B (A)	600	4
Scania, Cl B (A)	3,100	25
Ssab Svenskt Stal AB, Ser B (A)	2,800	25
Tele2 AB, Cl B (A)	7,400	63
Total Sweden		117
Switzerland - 2.0%
ABB (A)	6,800	89
Kuehne + Nagel International (A)	763	46
Schindler Holding (A)	2,134	92
Total Switzerland		227
United Kingdom - 3.9%
Anglo American (A)	3,068	77
BG Group (A)	6,104	90
HBOS (A)	2,379	4
ICAP (A)	11,449	57
Intercontinental Hotels Group	5,411	46
Johnson Matthey (A)	100	2
Reckitt Benckiser Group (A)	414	18
Vodafone Group (A)	71,167	137
Total United Kingdom		431
Total Foreign Common Stock (Cost $8,777)		6,300
Foreign Preferred Stock - 1.9%
Germany - 1.2%
Henkel	4,668	133
Total Germany		133
Italy - 0.7%
Unipol Gruppo Finanziario (A)	66,375	73
Total Italy		73
Total Foreign Preferred Stock (Cost $123)		206
U.S. Treasury Obligations - 11.2%
U.S. Treasury Bill 0.238%, 12/04/08 (B)	$1,235	1,235
Total U.S. Treasury Obligations (Cost $1,233)		1,235
Purchased Option Contracts - 0.1%
Put Option - 0.1%
CBOE Volatility Index, November 2008, 100 Put Strike Price: $45*	80	18
Total Put Option		18
Total Purchased Option Contracts (Cost $62)		18
Total Investments - 125.4% (Cost $17,594)†		13,815
Domestic Securities Sold Short - (9.6)%
Beverages-Wine/Spirits - (0.6)%
Constellation Brands, Cl A*	(5,300)	(66)
Total Beverages-Wine/Spirits		(66)
Broadcast Services/Programming - (1.2)%
Discovery Communications, Cl A*	(3,550)	(48)
Liberty Global, Cl A*	(5,000)	(83)
Total Broadcast Services/Programming		(131)
Cellular Telecommunications - (0.6)%
MetroPCS Communications*	(5,100)	(70)
Total Cellular Telecommunications		(70)
Commercial Services - (0.0)%
Iron Mountain*	(100)	(2)
Total Commercial Services		(2)
Electronic Components-Semiconductors - (0.3)%
Micron Technology*	(6,600)	(31)
Total Electronic Components-Semiconductors		(31)
Energy-Alternate Sources - (0.5)%
First Solar*	(400)	(57)
Total Energy-Alternate Sources		(57)
Finance-Consumer Loans - (0.2)%
SLM*	(2,400)	(26)
Total Finance-Consumer Loans		(26)
Internet Infrastructure Software - (0.1)%
Akamai Technologies*	(1,000)	(14)
Total Internet Infrastructure Software		(14)
Medical Products - (0.0)%
Coopers	(100)	(2)
Total Medical Products		(2)
Medical-Biomedical/Genetic - (0.8)%
Amylin Pharmaceuticals*	(3,900)	(40)
Vertex Pharmaceuticals*	(2,000)	(52)
Total Medical-Biomedical/Genetic		(92)
Medical-Drugs - (1.3)%
Cephalon*	(1,800)	(129)
Schering-Plough	(1,100)	(16)
Total Medical-Drugs		(145)
Medical-HMO - (0.1)%
Health Net*	(360)	(5)
Total Medical-HMO		(5)
Oil & Gas Drilling - (0.6)%
Rowan	(3,400)	(62)
Total Oil & Gas Drilling		(62)
Oil Refining & Marketing - (0.3)%
Sunoco	(1,100)	(34)
Total Oil Refining & Marketing		(34)
Oil-Field Services - (0.7)%
Exterran Holdings*	(3,450)	(77)
Total Oil-Field Services		(77)
Printing-Commercial - (0.1)%
RR Donnelley & Sons	(500)	(8)
Total Printing-Commercial		(8)
Property/Casualty Insurance - (0.2)%
WR Berkley	(600)	(16)
Total Property/Casualty Insurance		(16)
Real Estate Operation/Development - (0.1)%
Forest City Enterprises, Cl A	(800)	(10)
Total Real Estate Operation/Development		(10)
REITs-Mortgage - (0.7)%
Annaly Capital Management	(5,600)	(78)
Total REITs-Mortgage		(78)
Telecommunications Equipment-Fiber Optics - (0.6)%
JDS Uniphase*	(12,100)	(66)
Total Telecommunications Equipment-Fiber Optics		(66)
Transport-Services - (0.3)%
United Parcel Service, Cl B	(600)	(32)
Total Transport-Services		(32)
Wireless Equipment - (0.3)%
Crown Castle International*	(1,500)	(32)
Total Wireless Equipment		(32)
Total Domestic Securities Sold Short (Proceeds received of $(1,496))		(1,056)
Foreign Securities Sold Short - (7.3)%
Australia - (0.0)%
Mirvac Group (C)	(37)	-
Total Australia		-
Bermuda - (0.2)%
Seadrill	(2,050)	(20)
Total Bermuda		(20)
Canada - (2.2)%
Agnico-Eagle Mines	(100)	(3)
Gildan Activewear*	(2,500)	(58)
Groupe Aeroplan	(5,600)	(49)
Inmet Mining	(1,200)	(27)
Ivanhoe Mines*	(3,900)	(10)
Niko Resources	(1,200)	(53)
Silver Wheaton*	(100)	-
Sino-Forest*	(200)	(2)
Uranium One*	(4,000)	(3)
Yamana Gold	(4,300)	(21)
Yellow Pages Income Fund	(1,700)	(12)
Total Canada		(238)
Cyprus - (0.0)%
ProSafe	(400)	(1)
Total Cyprus		(1)
France - (0.9)%
CGG-Veritas*	(45)	(1)
Zodiac	(2,412)	(94)
Total France		(95)
Germany - (0.1)%
Q-Cells*	(408)	(16)
Total Germany		(16)
Japan - (2.8)%
Aeon Mall	(700)	(17)
Leopalace21	(3,100)	(23)
NGK Spark Plug	(11,000)	(104)
Softbank	(300)	(3)
Square Enix Holdings	(3,300)	(83)
Sumco	(4,200)	(45)
Yakult Honsha	(1,500)	(37)
Total Japan		(312)
Norway - (0.0)%
Renewable Energy*	(100)	(1)
Total Norway		(1)
Sweden - (0.0)%
Ssab Svenskt Stal, Cl A	(400)	(4)
Total Sweden		(4)
Switzerland - (1.1)%
Givaudan	(174)	(119)
Total Switzerland		(119)
Total Foreign Securities Sold Short (Proceeds Received of $(1,231))		(806)
Written Option Contracts - (8.3)%
Written Call Option Contracts - (7.8)%
AMEX M/S Commodity Related Equity Equal Weight Index, November 2008, 100 Call Strike Price: $490*	(11)	(37)
ISE Revere Natural Gas Index, November 2008, 100 Call Strike Price: $80*	(66)	(85)
S&P MidCap 400 Index, November 2008, 100 Call Strike Price: $570*	(17)	(52)
S&P 500 Index, November 2008, 100 Call Strike Price: $935*	(59)	(398)
S&P 500 Index, November 2008, 100 Call Strike Price $950*	(30)	(174)
S&P 500 Index, November 2008, 100 Call Strike Price: $975*	(10)	(47)
S&P 500 Index, December 2008, 100 Call Strike Price: $975*	(10)	(71)
Total Written Call Option Contracts		(864)
Written Put Option Contracts - (0.5)%
CBOE Volatility Index, December 2008, 100 Put Strike Price: $45*	(80)	(54)
Total Written Put Option Contracts		(54)
Total Written Option Contracts (Proceeds Received of $(1,014))		(918)
Other Assets and Liabilities, Net - (0.2)%		(20)
Total Net Assets - 100.0%		$11,015

The Fund had the following futures contracts open as of October 31, 2008:

				Unrealized
		Contract		Appreciation
	Number of	Value	Expiration	(Depreciation)
Contract Description	Contracts	(000)	Date	(000)
Amsterdam Index	17	$1,155	11/21/08	$(28)
Australian Dollar Currency Future	(28)	(1,864)	12/15/08	106
British Pound Currency Future	23	2,315	12/15/08	(181)
CAC 40 Index	(1)	(44)	11/21/08	2
Canadian Dollar Currency Future	(27)	(2,248)	12/16/08	272
DAX Index	2	323	12/19/08	(5)
DJ Euro STOXX 50 Index	6	198	12/19/08	(44)
Euro Currency Future	30	7,334	03/16/09	65
Euro Currency Future	30	7,319	06/15/09	34
Euro FX Currency Future	(2)	(319)	12/15/08	25
FTSE 100 Index	(2)	(141)	12/19/08	3
Hang Seng Index	(1)	(90)	11/27/08	(18)
IBEX 35 Index	(1)	(115)	11/21/08	13
Japanese Yen Currency Future	(18)	(2,282)	12/15/08	(30)
OMXS30 Index	(10)	(82)	11/21/08	7
S&P/MIB Index	6	811	12/19/08	(230)
S&P/TSE 60 Index	2	196	12/18/08	(64)
S&P 500 Index	(21)	(1,016)	12/19/08	306
SPI 200 Futures	10	671	12/18/08	(107)
Swiss Franc Currency Future	17	1,841	12/15/08	(40)
TOPIX Index	(10)	(867)	12/11/08	337
				$423

* Non-income producing security.

(A) - All or portion of this security is held as cover for securities sold short, forward foreign currency contracts or open written option contracts
(B) - All or portion of this security is held as required margin for open futures contracts. The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(C) - Security fair valued using methods determined in good faith according to procedures adopted by the Valuation Committee designated by the Board of Trustees. On October 31, 2008, the total value of these securities was $0 (000), representing 0.0% of the net assets of the Fund.

Cl - Class
HMO - Health Maintenance Organization
R&D - Research and Development
REITs - Real Estate Investment Trusts
S&L - Savings and Loan
Ser - Series

Amounts designated as "-" are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.

† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $17,594 (000), and the unrealized appreciation and depreciation were $144 (000) and $(3,923) (000), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)	Securities Sold Short (000)	Futures* (000)	Written Options (000)
Level 1 – quoted prices	$6,711	$(1,294)	$423	$(918)
Level 2 – other significant observable inputs	7,104	(568)	-	-
Level 3 – significant unobservable inputs	-	-	-	-
Total	$13,815	$(1,862)	$423	$(918)

* Future contracts are not reflected in the Schedule of Investments and are valued at the unrealized appreciation/depreciation of the instrument.

Old Mutual Clay Finlay China Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 94.7%
Advertising Sales - 1.3%
Focus Media Holding ADR*	16,400	$304
Total Advertising Sales		304
Building Products-Cement/Aggregate - 0.2%
Anhui Conch Cement, Cl H*	18,000	57
Total Building Products-Cement/Aggregate		57
Building-Heavy Construction - 1.3%
China Railway Construction, Cl H*	248,000	306
Total Building-Heavy Construction		306
Cellular Telecommunications - 17.8%
China Mobile	382,500	3,367
China Unicom	708,000	1,011
Total Cellular Telecommunications		4,378
Chemicals-Specialty - 5.9%
Huabao International Holdings	2,240,000	1,446
Total Chemicals-Specialty		1,446
Coal - 4.4%
China Shenhua Energy, Cl H	574,500	1,091
Total Coal		1,091
Commercial Banks Non-US - 13.5%
Bank of China, Cl H	2,685,000	784
China Construction Bank, Cl H	1,278,000	634
Industrial & Commercial Bank of China, Cl H	4,068,000	1,914
Total Commercial Banks Non-US		3,332
Computers-Other - 1.6%
Ju Teng International Holdings*	1,328,000	402
Total Computers-Other		402
Diversified Operations - 5.6%
Jardine Matheson Holdings	25,200	596
Shanghai Industrial Holdings	483,000	768
Total Diversified Operations		1,364
Electric-Generation - 2.7%
China Resources Power Holdings	318,000	622
Huaneng Power International, Cl H	92,000	45
Total Electric-Generation		667
Electric-Integrated - 0.7%
HongKong Electric Holdings	30,000	162
Total Electric-Integrated		162
Feminine Health Care Products - 6.0%
Hengan International Group	528,000	1,473
Total Feminine Health Care Products		1,473
Food-Confectionery - 1.5%
Want Want China Holdings	946,000	356
Total Food-Confectionery		356
Food-Miscellaneous/Diversified - 0.5%
China Yurun Food Group	101,000	120
Total Food-Miscellaneous/Diversified		120
Investment Companies - 1.3%
Cheung Kong Infrastructure Holdings	83,000	304
Total Investment Companies		304
Life/Health Insurance - 5.4%
China Life Insurance, Cl H	499,000	1,334
Total Life/Health Insurance		1,334
Multi-line Insurance - 2.4%
Ping An Insurance Group, Cl H	137,500	588
Total Multi-line Insurance		588
Oil Companies-Integrated - 7.2%
China Petroleum & Chemical, Cl H	2,196,000	1,442
PetroChina, Cl H	422,000	317
Total Oil Companies-Integrated		1,759
Public Thoroughfares - 1.1%
Jiangsu Express, Cl H	380,000	266
Total Public Thoroughfares		266
Real Estate Operation/Development - 3.1%
Agile Property Holdings	446,000	148
China Everbright International	3,417,000	298
Hang Lung Properties	133,000	325
Total Real Estate Operation/Development		771
Retail-Apparel/Shoe - 0.5%
Giordano International	726,000	130
Total Retail-Apparel/Shoe		130
Retail-Hypermarkets - 2.3%
Wumart Stores, Cl H	723,000	576
Total Retail-Hypermarkets		576
Retail-Major Department Store - 0.5%
Parkson Retail Group	140,000	130
Total Retail-Major Department Store		130
Retail-Perfume & Cosmetics - 1.7%
SA SA International Holdings	2,666,000	407
Total Retail-Perfume & Cosmetics		407
Retail-Regional Department Store - 0.9%
Golden Eagle Retail Group	407,000	213
Total Retail-Regional Department Store		213
Retail-Restaurants - 2.7%
Cafe de Coral Holdings	428,000	673
Total Retail-Restaurants		673
Telecommunications Services - 1.6%
China Telecom, Cl H	1,108,000	394
Total Telecommunications Services		394
Transport-Rail - 1.3%
China South Locomotive and Rolling Stock, Cl H*	900,000	318
Total Transport-Rail		318
Total Common Stock (Cost $30,131)		23,321
Money Market Fund - 0.6%
Dreyfus Cash Management Fund, Institutional Class, 2.737% (A)	161,168	161
Total Money Market Fund (Cost $161)		161
Total Investments - 95.3% (Cost $30,292)†		23,482
Other Assets and Liabilities, Net - 4.7%		1,156
Total Net Assets - 100.0%		$24,638

* Non-income producing security.

(A) The rate reported represents the 7-day effective yield as of October 31, 2008.

ADR - American Depositary Receipt
Cl - Class

† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $30,292 (000), and the unrealized appreciation and depreciation were $596 (000) and $(7,406) (000), respectively.

Cost figures are shown with "000's" omitted".

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$783
Level 2 – other significant observable inputs	22,699
Level 3 – significant unobservable inputs	-
Total	$23,482

Old Mutual Clay Finlay Emerging Markets Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 33.3%
Beverages-Non-alcoholic - 1.6%
Coca-Cola Femsa SAB de CV ADR	6,380	$203
Total Beverages-Non-alcoholic		203
Brewery - 3.8%
Cia Cervecerias Unidas ADR	11,870	317
Cia de Bebidas das Americas ADR	3,650	155
Total Brewery		472
Broadcast Services/Programming - 0.9%
Grupo Televisa ADR	6,200	110
Total Broadcast Services/Programming		110
Building & Construction-Miscellaneous - 0.8%
Orascom Construction GDR	1,445	98
Total Building & Construction-Miscellaneous		98
Cellular Telecommunications - 3.9%
America Movil, Ser L ADR	8,320	257
Vimpel-Communications ADR	15,325	222
Total Cellular Telecommunications		479
Diversified Minerals - 1.4%
Cia Vale do Rio Doce ADR	13,600	178
Total Diversified Minerals		178
Food-Dairy Products - 1.3%
Wimm-Bill-Dann Foods ADR*	3,757	165
Total Food-Dairy Products		165
Medical-Generic Drugs - 3.6%
Teva Pharmaceutical Industries ADR	10,560	453
Total Medical-Generic Drugs		453
Oil Companies-Exploration & Production - 2.5%
Gazprom ADR	14,750	294
NovaTek GDR	230	9
Total Oil Companies-Exploration & Production		303
Oil Companies-Integrated - 7.2%
Lukoil ADR	5,500	211
Petroleo Brasileiro ADR	25,580	688
Total Oil Companies-Integrated		899
Oil Refining & Marketing - 1.9%
Reliance Industries GDR, 144A	4,120	235
Total Oil Refining & Marketing		235
Semiconductor Components-Integrated Circuits - 3.7%
Powertech Technology GDR	27,679	78
Taiwan Semiconductor Manufacturing ADR	45,226	374
Total Semiconductor Components-Integrated Circuits		452
Steel Pipe & Tube - 0.7%
Tenaris ADR	4,000	82
Total Steel Pipe & Tube		82
Total Common Stock (Cost $6,814)		4,129
Foreign Common Stock - 60.1%
Brazil - 4.7%
Banco do Brasil	25,600	169
Localiza Rent A Car	22,200	86
Lojas Renner	19,600	145
Tractebel Energia	23,600	185
Total Brazil		585
China - 12.1%
Anhui Conch Cement, Cl H*	50,000	159
China Construction Bank, Cl H	275,000	136
China Life Insurance, Cl H	78,000	209
China Petroleum & Chemical, Cl H	324,000	213
China Yurun Food Group	163,000	194
Industrial & Commercial Bank of China, Cl H	806,000	379
Want Want China Holdings	582,000	219
Total China		1,509
Hong Kong - 12.8%
China Everbright International	862,000	75
China Mobile	37,500	330
China Overseas Land & Investment	140,000	158
China Resources Power Holdings	124,000	242
China Unicom	90,000	129
CNOOC	244,000	200
Hengan International Group	98,000	273
Kingdee International Software	426,000	63
Shanghai Industrial Holdings	72,000	115
Total Hong Kong		1,585
Indonesia - 0.4%
Bumi Resources Tbk PT (B)	487,000	45
Total Indonesia		45
Israel - 1.0%
Israel Chemicals	11,900	120
Total Israel		120
Mexico - 0.5%
Grupo Financiero Banorte SAB de CV, Cl O	36,000	66
Total Mexico		66
Russia - 2.5%
NovaTek GDR	7,820	309
Total Russia		309
South Africa - 7.5%
Anglo Platinum	1,774	73
MTN Group	26,860	302
Murray & Roberts Holdings	44,000	298
Naspers, Cl N	15,330	255
Total South Africa		928
South Korea - 10.2%
Hyundai Motor	1,611	75
KB Financial Group*	4,950	123
NHN*	2,690	286
POSCO	530	146
Samsung Electronics	1,020	430
Shinsegae	580	204
Total South Korea		1,264
Taiwan - 2.6%
Alpha Networks	1	-
Far Eastern Textile	291,720	169
HTC	12,600	149
Total Taiwan		318
Thailand - 3.9%
Bangkok Bank	62,000	123
CP ALL	835,300	184
Kasikornbank	125,700	183
Total Thailand		490
Turkey - 1.2%
BIM Birlesik Magazalar	7,600	154
Total Turkey		154
United Kingdom - 0.7%
Eurasian Natural Resources	18,600	93
Total United Kingdom		93
Total Foreign Common Stock (Cost $12,309)		7,466
Foreign Preferred Stock - 1.1%
Brazil - 1.1%
Usinas Siderurgicas de Minas Gerais, Cl A	10,250	131
Total Brazil		131
Total Foreign Preferred Stock (Cost $392)		131
Warrants - 4.5%
Bharti Airtel, expires 06/15/09*	35,200	465
Chinatrust Financial Holding, 144A expires 09/09/13*	334,000	96
Total Warrants (Cost $754)		561
Money Market Fund - 1.4%
Dreyfus Cash Management Fund, Institutional Class, 2.737% (A)	175,833	176
Total Money Market Fund (Cost $176)		176
Total Investments - 100.4% (Cost $20,445)†		12,463
Other Assets and Liabilities, Net - (0.4)%		(44)
Total Net Assets - 100.0%		$12,419

* Non-income producing security.

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2008, the value of these securities amounted to $700 (000), representing 5.6% of the net assets of the Old Mutual Clay Finlay
Emerging Markets Fund.

(A) The rate reported represents the 7-day effective yield as of October 31, 2008.
(B) Security fair valued using methods determined in good faith according to procedures adopted by the Valuation
Committee designated by the Board of Trustees. On October 31, 2008, the total value of these securities was
$45 (000), representing 0.4% of the net assets of the Fund.

ADR - American Depositary Receipt
Cl - Class
GDR - Global Depositary Receipt
Ser - Series

Amounts designated as "-" are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.

† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $20,445 (000), and the unrealized appreciation and depreciation were $78 (000) and $(8,060) (000), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$4,408
Level 2 – other significant observable inputs	8,010
Level 3 – significant unobservable inputs	45
Total	$12,463

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value.
		Investments (000)
Balance as of July 31, 2008		$-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		-
Net purchases (sales)		-
Transfers in and/or out of Level 3		45
Balance as of October 31, 2008		$45

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

Old Mutual Copper Rock Emerging Growth Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 96.1%
Aerospace/Defense - 1.3%
Teledyne Technologies*	15,018	$684
Total Aerospace/Defense		684
Airlines - 0.9%
AMR*	49,146	502
Total Airlines		502
Casino Services - 2.6%
Scientific Games, Cl A*	77,647	1,398
Total Casino Services		1,398
Commercial Banks-Eastern US - 1.4%
Signature Bank*	23,384	762
Total Commercial Banks-Eastern US		762
Commercial Services - 4.1%
CoStar Group*	13,245	477
Quanta Services*	87,434	1,728
Total Commercial Services		2,205
Commercial Services-Finance - 0.0%
Wright Express*	804	11
Total Commercial Services-Finance		11
Computer Services - 1.0%
IHS, Cl A*	15,648	554
Total Computer Services		554
Computers-Integrated Systems - 0.2%
Riverbed Technology*	9,936	124
Total Computers-Integrated Systems		124
Computers-Memory Devices - 0.7%
NetApp*	25,802	349
Total Computers-Memory Devices		349
Consulting Services - 3.6%
FTI Consulting*	12,211	711
Gartner*	22,527	414
SAIC*	41,983	775
Total Consulting Services		1,900
Data Processing/Management - 0.9%
Dun & Bradstreet	6,535	482
Total Data Processing/Management		482
Decision Support Software - 1.3%
MSCI, Cl A*	40,263	694
Total Decision Support Software		694
Diagnostic Kits - 1.0%
Qiagen*	36,707	523
Total Diagnostic Kits		523
Educational Software - 1.6%
SkillSoft ADR*	107,842	830
Total Educational Software		830
Electric Products-Miscellaneous - 1.0%
Ametek	16,243	540
Total Electric Products-Miscellaneous		540
Electric-Transmission - 1.3%
ITC Holdings	16,853	684
Total Electric-Transmission		684
Electronic Components-Semiconductors - 3.2%
Microsemi*	42,352	921
PMC Sierra*	109,977	515
Xilinx	14,470	267
Total Electronic Components-Semiconductors		1,703
Electronic Measuring Instruments - 2.1%
Flir Systems*	34,322	1,102
Total Electronic Measuring Instruments		1,102
Engineering/R&D Services - 1.2%
Stanley*	18,006	617
Total Engineering/R&D Services		617
Enterprise Software/Services - 4.3%
Ariba*	47,601	509
Concur Technologies*	14,948	377
Sybase*	53,120	1,415
Total Enterprise Software/Services		2,301
E-Services/Consulting - 1.9%
Sapient*	186,852	1,026
Total E-Services/Consulting		1,026
Hazardous Waste Disposal - 1.6%
Clean Harbors*	7,088	465
Stericycle*	6,758	395
Total Hazardous Waste Disposal		860
Internet Application Software - 1.3%
Cybersource*	55,053	669
Total Internet Application Software		669
Internet Infrastructure Software - 0.7%
F5 Networks*	16,051	398
Total Internet Infrastructure Software		398
Investment Management/Advisory Services - 1.7%
Affiliated Managers Group*	19,502	904
Total Investment Management/Advisory Services		904
Leisure & Recreational Products - 1.4%
WMS Industries*	29,631	741
Total Leisure & Recreational Products		741
Machinery-General Industry - 1.7%
Wabtec	22,796	906
Total Machinery-General Industry		906
Medical Information Systems - 2.3%
Cerner*	33,535	1,249
Total Medical Information Systems		1,249
Medical Instruments - 1.2%
Conceptus*	38,458	623
Total Medical Instruments		623
Medical Labs & Testing Services - 0.5%
Icon ADR*	10,953	278
Total Medical Labs & Testing Services		278
Medical Products - 1.1%
Wright Medical Group*	25,481	591
Total Medical Products		591
Medical-Biomedical/Genetic - 3.6%
Alexion Pharmaceuticals*	25,900	1,055
OSI Pharmaceuticals*	12,093	459
United Therapeutics*	4,459	389
Total Medical-Biomedical/Genetic		1,903
Medical-Drugs - 1.5%
Cephalon*	11,480	823
Total Medical-Drugs		823
Medical-Generic Drugs - 1.4%
Perrigo	22,251	757
Total Medical-Generic Drugs		757
Medical-Outpatient/Home Medical - 1.0%
Amedisys*	9,941	561
Total Medical-Outpatient/Home Medical		561
Motion Pictures & Services - 1.7%
DreamWorks Animation SKG, Cl A*	32,199	905
Total Motion Pictures & Services		905
Non-Hazardous Waste Disposal - 1.0%
Waste Connections*	15,155	513
Total Non-Hazardous Waste Disposal		513
Oil Companies-Exploration & Production - 2.3%
Arena Resources*	15,485	472
Penn Virginia	10,171	378
PetroHawk Energy*	20,294	385
Total Oil Companies-Exploration & Production		1,235
Oil Field Machinery & Equipment - 1.0%
Dril-Quip*	14,056	347
FMC Technologies*	5,864	205
Total Oil Field Machinery & Equipment		552
Oil-Field Services - 0.4%
Oceaneering International*	7,534	212
Total Oil-Field Services		212
Patient Monitoring Equipment - 1.1%
Masimo*	17,832	570
Total Patient Monitoring Equipment		570
Physical Therapy/Rehabilitation Centers - 3.4%
Psychiatric Solutions*	54,333	1,809
Total Physical Therapy/Rehabilitation Centers		1,809
Power Conversion/Supply Equipment - 0.4%
Energy Conversion Devices*	6,505	222
Total Power Conversion/Supply Equipment		222
Printing-Commercial - 1.5%
VistaPrint*	46,182	788
Total Printing-Commercial		788
Recreational Vehicles - 0.9%
Polaris Industries	14,613	492
Total Recreational Vehicles		492
Rental Auto/Equipment - 0.4%
Aaron Rents	8,927	221
Total Rental Auto/Equipment		221
Research & Development - 0.8%
Parexel International*	39,511	411
Total Research & Development		411
Respiratory Products - 1.4%
Resmed*	22,610	775
Total Respiratory Products		775
Retail-Apparel/Shoe - 3.0%
Aeropostale*	24,826	601
American Eagle Outfitters	27,825	309
Urban Outfitters*	32,800	713
Total Retail-Apparel/Shoe		1,623
Retail-Gardening Products - 0.7%
Tractor Supply*	9,468	393
Total Retail-Gardening Products		393
Retail-Restaurants - 1.7%
Darden Restaurants	12,134	269
Panera Bread, Cl A*	14,679	662
Total Retail-Restaurants		931
Retail-Sporting Goods - 1.5%
Dick's Sporting Goods*	51,146	784
Total Retail-Sporting Goods		784
Schools - 8.3%
Corinthian Colleges*	43,685	624
DeVry	12,535	711
New Oriental Education & Technology Group ADR*	18,510	1,184
Strayer Education	8,512	1,926
Total Schools		4,445
Telecommunications Services - 0.7%
Amdocs*	15,605	352
Total Telecommunications Services		352
Therapeutics - 0.9%
Isis Pharmaceuticals*	35,015	492
Total Therapeutics		492
Transport-Rail - 1.2%
Genesee & Wyoming, Cl A*	19,954	665
Total Transport-Rail		665
Transport-Truck - 3.5%
Con-way	14,042	478
JB Hunt Transport Services	19,749	561
Landstar System	20,876	806
Total Transport-Truck		1,845
Web Hosting/Design - 0.7%
Equinix*	6,129	383
Total Web Hosting/Design		383
Wireless Equipment - 1.0%
SBA Communications, Cl A*	24,629	517
Total Wireless Equipment		517
Total Common Stock (Cost $60,932)		51,389
Investment Company - 2.1%
Growth-Small Cap - 2.1%
iShares Russell 2000 Growth Index Fund	19,852	1,100
Total Growth-Small Cap		1,100
Total Investment Company (Cost $1,503)		1,100
Money Market Fund - 1.2%
Dreyfus Cash Management Fund, Institutional Class, 2.737% (A)	651,387	651
Total Money Market Fund (Cost $651)		651
Total Investments - 99.4% (Cost $63,086)†		53,140
Other Assets and Liabilities, Net - 0.6%		332
Total Net Assets - 100.0%		$53,472

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of October 31, 2008.

ADR - American Depositary Receipt
Cl - Class
R&D - Research and Development

† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $63,086 (000), and the unrealized appreciation and depreciation were $1,792 (000) and $(11,738) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$53,140
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$53,140

Old Mutual International Equity Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 3.7%
Agricultural Chemicals - 0.6%
Potash Corp of Saskatchewan	4,660	$397
Total Agricultural Chemicals		397
Building-Heavy Construction - 0.1%
Aecon Group	2,200	14
KHD Humboldt Wedag International*	1,400	24
Total Building-Heavy Construction		38
Commercial Banks Non-US - 0.4%
Bank of Nova Scotia	2,500	83
Laurentian Bank of Canada	2,444	83
National Bank of Canada	2,400	90
Total Commercial Banks Non-US		256
Commercial Services - 0.1%
AerCap Holdings*	6,556	42
Total Commercial Services		42
Diversified Manufacturing Operations - 0.2%
Bombardier, Cl B	44,000	170
Total Diversified Manufacturing Operations		170
Electronic Components-Miscellaneous - 0.0%
NAM TAI Electronics	100	1
Total Electronic Components-Miscellaneous		1
Medical-Generic Drugs - 1.4%
Teva Pharmaceutical Industries ADR	23,650	1,014
Total Medical-Generic Drugs		1,014
Mortgage Banks - 0.0%
Home Capital Group	1,400	32
Total Mortgage Banks		32
Oil Companies-Integrated - 0.8%
Petroleo Brasileiro ADR	20,050	539
Total Oil Companies-Integrated		539
Real Estate Operation/Development - 0.1%
Brookfield Asset Management, Cl A	4,100	74
Total Real Estate Operation/Development		74
Total Common Stock (Cost $3,622)		2,563
Foreign Common Stock - 93.0%
Australia - 1.8%
Aquila Resources*	1,129	3
Ausenco	4,977	14
BHP Billiton	21,105	405
BlueScope Steel	26,630	78
Commander Communications* (B)	3,400	-
Commonwealth Bank of Australia	8,367	229
Flight Centre	1,132	11
McPherson's (B)	3,832	6
Mineral Resources	492	1
Riversdale Mining*	489	1
Santos	4,542	41
Suncorp-Metway	18,365	99
Westfield Group	16,684	184
Westpac Banking	14,531	199
Total Australia		1,271
Austria - 0.2%
Conwert Immobilien Invest*	1,502	7
Erste Group Bank	3,909	104
OMV	91	3
Telekom Austria	200	2
Voestalpine	127	3
Total Austria		119
Belgium - 1.0%
Cofinimmo	164	20
Delhaize Group	6,702	377
Dexia	36,784	196
Euronav	40	1
KBC Groep	1,793	77
Nationale A Portefeuille	575	31
Tessenderlo Chemie	330	13
Total Belgium		715
Bermuda - 0.1%
Catlin Group	3,250	18
Lancashire Holdings	11,755	65
Total Bermuda		83
Canada - 1.0%
Celestica*	16,936	82
CGI Group, Cl A*	13,460	107
Manulife Financial	4,000	80
Methanex	5,600	64
Metro, Cl A	100	3
Onex	1,100	19
Petro-Canada	6,500	163
Potash Corp of Saskatchewan	100	9
Royal Bank of Canada	2,500	97
Toronto-Dominion Bank	1,900	90
Total Canada		714
China - 0.0%
SunVic Chemical Holdings	68,000	7
Total China		7
Denmark - 2.3%
Carlsberg, Cl B	5,475	216
Danske Bank	600	9
Jyske Bank*	900	27
Norden	4,862	147
Novo Nordisk A/S, Cl B	22,100	1,185
Total Denmark		1,584
Finland - 0.1%
Konecranes	3,893	66
Nokia OYJ	200	3
Total Finland		69
France - 12.1%
Alstom	10,500	520
AXA	37,675	720
BNP Paribas	13,848	1,000
Cap Gemini	9,300	300
Cie de Saint-Gobain	16,713	645
CNP Assurances	693	56
France Telecom	64,361	1,623
Groupe Danone	13,650	760
Groupe Eurotunnel*	8,653	59
Peugeot	1,553	41
Rallye	3,692	75
Sanofi-Aventis	13,579	860
Societe Generale	3,338	182
Thomson*	19,569	27
Total	30	2
Valeo	3,820	67
Vivendi	57,961	1,515
Total France		8,452
Germany - 8.7%
Aareal Bank	3,556	29
Allianz SE	2,900	218
Arques Industries*	1,154	4
BASF SE	602	20
Bayer	19,250	1,077
Daimler	8,560	294
Demag Cranes	2,458	48
Deutsche Boerse	230	18
Deutsche Lufthansa	53,506	744
E.ON	46,722	1,788
Freenet*	62	-
Hannover Rueckversicherung	2,474	61
Koenig & Bauer	1,838	20
KUKA	588	10
Linde	10,600	892
Medion	2,184	21
Muenchener Rueckversicherungs	1,656	219
Norddeutsche Affinerie	5,528	177
Salzgitter	3,253	214
SAP	6,800	240
Siemens	55	3
Total Germany		6,097
Greece - 0.5%
Hellenic Exchanges Holding	1,518	13
National Bank of Greece	14,161	311
Total Greece		324
Hong Kong - 0.8%
CLP Holdings	500	3
Courage Marine Group	51,000	4
Jardine Matheson Holdings	21,200	502
Modern Beauty Salon Holdings	92,000	11
Pacific Basin Shipping	15,373	8
Regal Hotels International Holdings*	32,400	6
Solomon Systech International	43,616	1
VTech Holdings	10,534	39
Total Hong Kong		574
Italy - 1.5%
Assicurazioni Generali	9,042	228
Banca Popolare dell'Emilia Rom	169	2
De'Longhi	6,503	16
Fondiaria-Sai	2,168	41
IFIL - Investments	101	-
Indesit	16,007	130
Milano Assicurazioni	521	2
Pirelli & C SpA	302,947	107
Saipem SpA	18,900	355
UniCredit	59,461	146
Total Italy		1,027
Japan - 23.2%
77 Bank	12,000	57
Aichi Machine Industry	5,000	10
Aisin Seiki	14,200	251
Allied Telesis Holdings*	15,800	6
Aloka	800	7
Alpen	1,400	24
Alpine Electronics	500	4
Arcs	8,600	123
Astellas Pharma	23,400	943
Bank of Kyoto	11,000	116
Bridgestone	13,100	229
Brother Industries	6,511	44
Canon	50	2
Central Japan Railway	1	8
Century Leasing System	900	6
Chubu Electric Power	18,900	495
Chugoku Electric Power	3,000	73
Chuo Mitsui Trust Holdings	24,000	95
Cosmo Oil	1,000	2
CSK Holdings	4,800	40
Dai Nippon Printing	17,000	201
Daido Kogyo	8,000	13
Daihatsu Motor	50,000	370
Daiichikosho	4,200	36
Daishi Bank	8,000	31
Daito Bank	13,000	9
Daito Trust Cons	2,500	105
East Japan Railway	154	1,096
FamilyMart	500	20
Ferrotec	1,400	15
Fuji Heavy Industries	9,000	32
Fuji Soft	1,300	22
FUJIFILM Holdings	28,900	665
Fujitsu	700	3
Fujitsu Frontech	1,200	9
Geo	29	21
GMO internet*	8,900	24
Gunma Bank	7,000	36
Hachijuni Bank	6,000	29
Hanwa	32,000	84
Haruyama Trading	1,500	6
Haseko	500	-
Hitachi	262,000	1,230
Hitachi Software Engineering	2,000	28
Hosiden	3,600	38
Hyakugo Bank	6,000	34
Hyakujushi Bank	4,000	20
Inui Steamship	4,500	34
Itoham Foods	11,000	34
JFE Shoji Holdings	32,000	101
J-Oil Mills	15,000	61
JVC Kenwood Holdings*	2,000	1
Kagoshima Bank	3,000	19
Kaken Pharmaceutical	3,000	25
Keio	8,000	41
Keiyo Bank	6,000	27
KK daVinci Holdings*	118	10
Kohnan Shoji	5,200	57
Leopalace21	6,900	51
Makita	100	2
Marubeni	268,000	1,041
Marudai Food	5,000	12
Maruetsu*	2,000	11
Meiji Dairies	8,000	37
Mimasu Semiconductor Industry	200	2
Mitani	2,100	10
Mitsubishi Materials	48,000	108
Mitsubishi Paper Mills	22,000	32
Mitsubishi UFJ Financial	79,300	498
Mitsui	5,000	48
Morinaga Milk Industry	4,000	13
NEC	1,000	3
NEC Electronics*	8,900	90
NET One Systems	16	26
Nidec	13,200	710
Nintendo	3,600	1,157
Nippon Flour Mills	4,000	18
Nippon Meat Packers	4,000	55
Nippon Oil	31,000	127
Nippon Shinyaku	1,000	10
Nippon Soda	8,000	23
Nippon Steel	700	2
Nippon Steel Trading	4,000	7
Nippon Telegraph & Telephone	338	1,379
NIS Group*	5,900	2
Nissan Motor	7,300	36
Nissan Shatai	26,000	170
Nisshin Seifun Group	5,500	60
Nisshin Steel	11,000	15
Nitto Boseki	10,000	15
NSD	2,800	21
NTT DoCoMo	629	998
Ogaki Kyoritsu Bank	7,000	35
Okinawa Electric Power	300	18
Oriental Land	1,700	121
QP	2,500	29
Ricoh Leasing	100	1
Round One	27	14
San-A	2,600	80
San-In Godo Bank	4,000	29
Seiko Epson	12,900	194
Shinsho	6,000	11
Shiseido	11,000	226
Sky Perfect Jsat Holdings	111	42
Sumikin Bussan	6,000	13
Sumitomo Electric Industries	17,100	138
Sumitomo Mitsui Financial Group	51	204
Sumitomo Pipe & Tube	14,800	102
Takara Leben	300	1
Takefuji	5,810	47
Takeuchi Manufacturing	1,000	8
Toagosei	13,000	28
Tokyo Electric Power	11,700	331
Tokyo Electron	54	2
Tokyo Leasing	200	1
Toshiba TEC	12,000	37
Toyo Engineering	3,000	9
Toyo Kohan	3,000	9
Toyo Tire & Rubber	4,000	10
Toyota Auto Body	1,900	30
Toyota Boshoku	11	-
TS Tech	6,800	51
Usen*	3,332	5
Watabe Wedding	2,900	26
West Japan Railway	34	150
Yamada Denki	3,000	163
Yamaguchi Financial Group	3,000	29
Yamato Kogyo	1,500	35
Yamazaki Baking	8,000	106
Yamazen	3,000	9
Yasunaga	2,100	9
Total Japan		16,264
Luxembourg - 0.0%
Regus	14,865	11
Total Luxembourg		11
Netherlands - 5.8%
Aegon	22,490	93
Gamma Holding	57	1
Heineken	8,733	295
ING Groep	34,581	324
Koninklijke Ahold	50,500	542
Nutreco Holding	119	4
OCE	9,746	45
Ordina	2,443	13
Royal Dutch Shell, Cl A	84,655	2,346
Royal Dutch Shell, Cl B	5,727	155
SNS Reaal	3,596	26
TNT	52	1
Unilever	9,435	227
Van der Moolen Holding*	3,348	11
Total Netherlands		4,083
New Zealand - 0.1%
Contact Energy	8,411	36
Sky Network Television	210	-
Total New Zealand		36
Norway - 0.4%
Belships ASA	139	-
Norsk Hydro	32,400	135
Norske Skogindustrier ASA*	33,625	116
StatoilHydro	43	1
Total Norway		252
Singapore - 0.8%
Hotel Grand Central	15,000	5
Jardine Cycle & Carriage	56,526	363
Macquarie International Infrastructure Fund	92,000	25
Mercator Lines Singapore	189,000	19
Neptune Orient Lines	51,662	44
OM Holdings	14,993	11
Rotary Engineering	267,000	45
Singapore Petroleum	19,000	27
Total Singapore		539
South Africa - 0.1%
Aquarius Platinum	28,004	55
Total South Africa		55
Spain - 3.9%
Banco Bilbao Vizcaya	22,575	262
Banco Santander	107,928	1,167
Construcciones y Auxiliar de Ferrocarriles	55	15
Gamesa Corp Tecnologica	9,300	152
Iberdrola	49,400	358
Telefonica	43,800	811
Total Spain		2,765
Sweden - 1.9%
Beijer Alma	300	3
Electrolux, Ser B	40,243	370
Hennes & Mauritz, Cl B	13,790	495
Industrivarden AB, Cl A	2,056	16
Investor AB, Cl A	6,101	88
JM AB	10,484	56
Kinnevik Investment, Cl B	5,100	40
Lundbergforetagen AB, Cl B	442	14
Nordea Bank	20,800	167
Peab AB	1,000	3
Skandinaviska Enskilda Banken, Cl A	9,700	96
Total Sweden		1,348
Switzerland - 10.1%
Bell Holding	28	30
Credit Suisse Group	129	5
Georg Fischer*	50	11
Givaudan	280	191
Julius Baer Holding	18,400	720
Nestle	24,750	962
Novartis	52,541	2,667
Roche Holding	7,390	1,130
Syngenta	3,540	662
UBS*	22,800	387
Valiant Holding	280	48
Walter Meier, Cl A	49	3
Zurich Financial Services	1,290	262
Total Switzerland		7,078
United Kingdom - 16.6%
3i Group	56,671	494
Aggreko	2,522	18
ASOS*	2,210	9
AstraZeneca	45,181	1,915
Autonomy*	19,800	314
Aveva Group	94	1
Aviva	1,542	9
Barclays	31,100	89
BG Group	59,200	870
BHP Billiton	127	2
BP	500	4
Bradford & Bingley (B)	34,425	-
British American Tobacco	7,144	196
BT Group	304,029	571
Cadbury	65,344	600
Character Group	2,728	2
Chaucer Holdings	257	-
Colliers CRE	3,314	1
Compass Group	36,700	171
De La Rue	4,838	70
Diageo	20,100	307
Drax Group	12,197	113
Game Group	25,523	54
HSBC Holdings	60,712	719
IG Group Holdings	16,143	75
Imperial Tobacco Group	26,774	718
Inchcape	23,881	30
International Power	5,857	21
J Sainsbury	302	1
Lavendon Group	2,044	5
Lloyds TSB Group	200	1
Micro Focus International	2,371	10
Mondi	2,231	8
National Express Group	6,600	61
Prudential	65,500	329
Reckitt Benckiser Group	18,052	764
Reed Elsevier	63,400	556
Renew Holdings	12,115	9
Rio Tinto	9,120	426
Royal Bank of Scotland Group	97,391	107
Scottish & Southern Energy	32,100	629
Stagecoach Group	10,878	33
Standard Chartered	118	2
Tenon Group	7,109	6
Tesco	150,800	826
Vodafone Group	244,000	469
Total United Kingdom		11,615
Total Foreign Common Stock (Cost $93,839)		65,082
Foreign Preferred Stock - 1.9%
Germany - 1.9%
Fresenius	20,550	1,312
Total Germany		1,312
Italy - 0.0%
IFI*	4,376	38
Total Italy		38
Total Foreign Preferred Stock (Cost $1,723)		1,350
Money Market Fund - 0.0%
Dreyfus Cash Management Fund, Institutional Class, 2.737% (A)	24,037	24
Total Money Market Fund (Cost $24)		24
Total Investments - 98.6% (Cost $99,208)†		69,019
Other Assets and Liabilities, Net - 1.4%		996
Total Net Assets - 100.0%		$70,015

* Non-income producing security.

(A) - The rate reported represents the 7-day effective yield as of October 31, 2008.
(B) - Security fair valued using methods determined in good faith according to procedures adopted by the Valuation
Committee designated by the Board of Trustees. On October 31, 2008, the total value of these securities was $6 (000), representing 0.0% of the net assets of the Fund.

ADR - American Depositary Receipt
Cl - Class
Ser - Series

Amounts designated as "-" are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.

† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $99,208 (000), and the unrealized appreciation and depreciation were $500 (000) and $(30,689) (000), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$3,312
Level 2 – other significant observable inputs	65,701
Level 3 – significant unobservable inputs	6
Total	$69,019

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

Investments (000)
Balance as of July 31, 2008	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	6
Balance as of October 31, 2008	$6

 The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

Old Mutual International Bond Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description		Face Amount (000)/Shares	Value (000)
Foreign Government Bonds - 85.8%
Australia Government Bond 5.250%, 03/15/19	AUD	1,000	$668
Belgium Government Bond 5.750%, 09/28/10	EUR	275	367
Bundesrepublik Deutschland 4.750%, 07/04/34	EUR	370	486
4.500%, 01/04/13	EUR	601	804
3.500%, 01/04/16	EUR	270	340
Development Bank of Japan 2.300%, 03/19/26	JPY	320,000	3,296
1.750%, 03/17/17	JPY	30,000	312
European Investment Bank, MTN, 4.750%, 08/05/10	EUR	200	260
Finland Government Bond 2.750%, 09/15/10	EUR	480	610
French Government Bond 4.750%, 04/25/35	EUR	550	705
Hellenic Republic Government Bond 3.900%, 08/20/11	EUR	610	768
Italy Buoni Poliennali Del Tesoro 5.250%, 08/01/11	EUR	575	758
Netherlands Government Bond 4.500%, 07/15/17	EUR	650	835
4.000%, 07/15/18	EUR	750	924
3.750%, 01/15/23	EUR	500	581
Norway Government Bond 6.000%, 05/16/11	NOK	610	95
Portugal Obrigacoes do Tesouro OT 5.850%, 05/20/10	EUR	615	813
Spain Government Bond 3.250%, 07/30/10	EUR	615	784
Sweden Government Bond 4.500%, 08/12/15	SEK	3,200	442
3.750%, 08/12/17	SEK	7,000	918
3.500%, 12/01/15	SEK	1,200	201
United King Gilt 4.250%, 12/07/55	GBP	230	366
Total Foreign Government Bonds (Cost $16,771)			15,333
Foreign Bonds - 5.8%
Citigroup 2.400%, 10/31/25	JPY	10,500	84
Enel SpA, MTN, 5.625%, 06/21/27	EUR	460	493
Nykredit Realkredit 4.000%, 01/01/09	DKK	1,500	256
Royal Bank of Scotland, MTN, 6.934%, 04/09/18	EUR	100	116
Xstrata Canada Financial, MTN, 6.250%, 05/27/15	EUR	100	91
Total Foreign Bonds (Cost $1,403)			1,040
Money Market Fund - 2.7%
Dreyfus Cash Management Fund, Institutional Class, 2.737% (A)		489,323	489
Total Money Market Fund (Cost $489)			489
Total Investments - 94.3% (Cost $18,663)†			16,862
Other Assets and Liabilities, Net - 5.7%			1,020
Total Net Assets - 100.0%			$17,882

As of October 31, 2008, the Fund had the following forward foreign currency contracts outstanding:
					Unrealized
					Appreciation
Settlement	Currency		Currency		(Depreciation)
Date	to Deliver		to Receive		(000)
12/09/08	CAD	(451,168)	AUD	494,919	$(47)
12/09/08	GBP	(341,602)	AUD	736,785	(61)
12/09/08	JPY	(32,032,723)	AUD	343,000	(99)
12/09/08	USD	(202,181)	AUD	239,000	(44)
02/25/09	USD	(154,701)	BRL	290,000	(25)
12/09/08	EUR	(517,231)	CAD	804,294	9
12/09/08	USD	(174,612)	CAD	185,764	(20)
12/09/08	EUR	(112,748)	CHF	180,620	12
02/25/09	USD	(202,020)	CNY	1,400,000	-
12/09/08	USD	(393,395)	DKK	2,007,363	(50)
12/09/08	AUD	(160,504)	EUR	94,162	14
12/09/08	DKK	(2,605,407)	EUR	349,077	(1)
12/09/08	GBP	(848,508)	EUR	1,069,928	-
12/09/08	SEK	(6,002,767)	EUR	639,082	40
12/09/08	USD	(3,436,413)	EUR	2,394,590	(389)
12/09/08	EUR	(319,025)	GBP	258,680	9
12/09/08	USD	(1,326,909)	GBP	719,582	(172)
02/25/09	USD	(281,244)	INR	13,100,000	(19)
12/09/08	EUR	(3,876,760)	JPY	616,664,641	1,339
12/09/08	USD	(193,086)	JPY	20,424,000	15
12/09/08	CAD	(280,054)	NOK	1,438,159	(20)
12/09/08	EUR	(419,279)	NOK	3,351,089	(37)
12/09/08	USD	(387,562)	NOK	2,119,191	(74)
02/25/09	USD	(191,982)	RUB	5,100,000	(22)
12/09/08	CAD	(243,379)	SEK	1,542,096	(3)
12/09/08	NOK	(882,053)	SEK	1,039,500	3
12/09/08	AUD	(1,935,200)	USD	1,647,576	367
12/09/08	CHF	(3,000)	USD	2,698	-
12/09/08	EUR	(459,713)	USD	623,015	40
12/09/08	GBP	(13,000)	USD	22,839	2
02/25/09	INR	(13,100,000)	USD	257,120	(5)
12/09/08	JPY	(256,040,023)	USD	2,454,602	(150)
12/09/08	NOK	(894,864)	USD	165,000	32
12/09/08	SEK	(7,322,537)	USD	1,136,684	193
					$837

(A) - The rate reported represents the 7-day effective yield as of October 31, 2008.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNY - Chinese Yuan
DKK - Danish Krone
EUR - Euro
GBP - British Pound Sterling
INR - Indian Rupee
JPY - Japanese Yen
MTN - Medium Term Note
NOK - Norwegian Krone
RUB - Russian Rouble
SEK - Swedish Krone
TWD - Taiwan New Dollar

† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $18,663 (000), and the unrealized appreciation and depreciation were $415 (000) and $(2,216) (000), respectively.

Cost figures are shown with "000's" omitted.
Amounts designated as "-" are either $0 or have been rounded to $0.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)	Forward Foreign Currency Contracts* (000)
Level 1 – quoted prices	$489	$837
Level 2 – other significant observable inputs	16,373	-
Level 3 – significant unobservable inputs	-	-
Total	$16,862	$837

* Forward foreign currency contracts are not reflected in the Schedule of Investments and are valued at the unrealized appreciation/depreciation of the instrument.

Old Mutual Provident Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 99.2%
Agricultural Chemicals - 1.2%
Mosaic	3,000	$118
Total Agricultural Chemicals		118
Apparel Manufacturers - 2.6%
Polo Ralph Lauren	2,147	101
Under Armour, Cl A*	6,300	164
Total Apparel Manufacturers		265
Building Products-Cement/Aggregate - 2.3%
Martin Marietta Materials	3,000	235
Total Building Products-Cement/Aggregate		235
Casino Hotels - 1.4%
MGM Mirage*	8,350	137
Total Casino Hotels		137
Coal - 2.1%
Peabody Energy	5,994	207
Total Coal		207
Computer Aided Design - 3.2%
Ansys*	11,300	324
Total Computer Aided Design		324
Cruise Lines - 1.6%
Royal Caribbean Cruises	11,900	161
Total Cruise Lines		161
Decision Support Software - 0.8%
MSCI, Cl A*	4,400	76
Total Decision Support Software		76
Distribution/Wholesale - 2.4%
Fastenal	6,100	246
Total Distribution/Wholesale		246
E-Commerce/Services - 1.3%
Ctrip.com International ADR	2,020	62
Priceline.com*	1,400	74
Total E-Commerce/Services		136
Electronic Components-Semiconductors - 5.0%
Broadcom, Cl A*	9,000	154
Intersil, Cl A	9,700	133
Microchip Technology	6,400	158
NVIDIA*	7,347	64
Total Electronic Components-Semiconductors		509
Electronic Measuring Instruments - 1.6%
Agilent Technologies*	7,500	166
Total Electronic Measuring Instruments		166
Engines-Internal Combustion - 1.6%
Cummins	6,152	159
Total Engines-Internal Combustion		159
Entertainment Software - 2.5%
Activision Blizzard*	20,460	255
Total Entertainment Software		255
Fiduciary Banks - 1.5%
Northern Trust	2,600	146
Total Fiduciary Banks		146
Finance-Investment Banker/Broker - 1.7%
Lazard, Cl A	5,500	166
Total Finance-Investment Banker/Broker		166
Hazardous Waste Disposal - 4.0%
Stericycle*	6,881	402
Total Hazardous Waste Disposal		402
Human Resources - 2.1%
Robert Half International	11,300	213
Total Human Resources		213
Internet Content-Information/News - 0.9%
Baidu.com ADR*	457	94
Total Internet Content-Information/News		94
Investment Management/Advisory Services - 2.1%
T Rowe Price Group	5,379	213
Total Investment Management/Advisory Services		213
Machinery-General Industry - 3.2%
Wabtec	8,007	318
Total Machinery-General Industry		318
Medical Instruments - 1.6%
St. Jude Medical*	4,300	164
Total Medical Instruments		164
Medical Products - 2.3%
Hospira*	8,248	229
Total Medical Products		229
Medical-Biomedical/Genetic - 3.1%
Celgene*	4,934	317
Total Medical-Biomedical/Genetic		317
Networking Products - 1.9%
Juniper Networks*	10,249	192
Total Networking Products		192
Oil & Gas Drilling - 1.0%
ENSCO International	2,701	103
Total Oil & Gas Drilling		103
Oil Companies-Exploration & Production - 5.8%
Comstock Resources*	2,600	129
Southwestern Energy*	6,972	248
Ultra Petroleum*	4,439	207
Total Oil Companies-Exploration & Production		584
Oil Field Machinery & Equipment - 0.8%
Cameron International*	3,300	80
Total Oil Field Machinery & Equipment		80
Oil-Field Services - 0.5%
Oceaneering International*	1,650	47
Total Oil-Field Services		47
Retail-Apparel/Shoe - 5.9%
Ross Stores	10,800	353
Urban Outfitters*	11,036	240
Total Retail-Apparel/Shoe		593
Retail-Major Department Store - 2.7%
TJX	10,300	276
Total Retail-Major Department Store		276
Retail-Restaurants - 5.1%
Burger King Holdings	14,854	295
Yum! Brands	7,600	220
Total Retail-Restaurants		515
S&L/Thrifts-Eastern US - 4.1%
New York Community Bancorp	18,100	283
People's United Financial	7,500	131
Total S&L/Thrifts-Eastern US		414
Schools - 2.7%
Strayer Education	1,200	272
Total Schools		272
Semiconductor Equipment - 1.4%
Varian Semiconductor Equipment Associates*	7,090	139
Total Semiconductor Equipment		139
Therapeutics - 1.0%
Onyx Pharmaceuticals*	3,900	105
Total Therapeutics		105
Transport-Rail - 2.0%
CSX	4,351	199
Total Transport-Rail		199
Transport-Truck - 7.8%
JB Hunt Transport Services	9,503	270
Landstar System	6,192	239
Old Dominion Freight Line*	9,100	276
Total Transport-Truck		785
Web Hosting/Design - 2.2%
Equinix*	3,568	223
Total Web Hosting/Design		223
Wireless Equipment - 2.2%
American Tower, Cl A*	6,968	225
Total Wireless Equipment		225
Total Common Stock (Cost $12,241)		10,008
Total Investments - 99.2% (Cost $12,241)†		10,008
Other Assets and Liabilities, Net - 0.8%		85
Total Net Assets - 100.0%		$10,093

* Non-income producing security.

ADR - American Depositary Receipt
Cl - Class
S&L - Savings and Loan

† At October 31, 2008, the approximate tax basis cost of the Fund’s investments was $12,241 (000), and the unrealized appreciation and depreciation were $712 (000) and $(2,945) (000), respectively.

Cost figures are shown with "000's" omitted

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of October 31, 2008 in valuing the Fund’s net assets were as follows:

Valuation Inputs	Investments (000)
Level 1 – quoted prices	$10,008
Level 2 – other significant observable inputs	-
Level 3 – significant unobservable inputs	-
Total	$10,008

Item 2.                      Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds I (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)           During the quarter ended October 31, 2008, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS I

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	December 19, 2008

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	December 19, 2008